                          PORTFOLIO ARCHITECT ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class B
  Lord Abbett Bond Debenture Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

  Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, -2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(3)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*..........................................   1.25%
Administrative Expense Charge...............................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....   1.40%
Optional E.S.P. Charge......................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.............   1.60%
Optional GMWB I Charge......................................................   1.00%(5)
Optional GMWB II Charge.....................................................   1.00%(5)
Optional GMWB III Charge....................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.............   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED............   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...........   1.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.......   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED......   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.....   1.85%

------------
(5) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.03%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.55%     0.25%            0.09%
 Dynamic Capital Appreciation Portfolio++             0.55%     0.25%            0.22%
 Mid Cap Portfolio................................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................    0.64%     0.25%            0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.18%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%            0.05%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --             0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................    0.87%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B++.......................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%            0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --             0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A................    0.65%       --             0.05%
 Pioneer Strategic Income Portfolio --
  Class A.........................................    0.57%       --             0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --             0.80%
 American Funds Growth Fund.......................   --             0.60%       --             0.60%
 American Funds Growth-Income Fund................   --             0.54%       --             0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --             0.89%       --             0.89%
 Dynamic Capital Appreciation Portfolio++            --             1.02%       --             1.02%
 Mid Cap Portfolio................................   --             0.89%       --             0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................   --             1.03%       --             1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................   --             0.79%     0.00%            0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................   --             0.75%     0.00%            0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................   --             0.85%     0.00%            0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................   --             0.73%     0.00%            0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%            0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%            0.89%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --             0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --             0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.61%     0.00%            0.61%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%            0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%            0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%            1.01%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --             0.54%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................   --             1.02%     0.01%            1.01%
 MFS(R) Research International Portfolio --
  Class B++.......................................   --             1.00%     0.06%            0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................   --             0.94%     0.01%            0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%            0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.55%     0.00%            0.55%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --             0.76%
 Pioneer Fund Portfolio -- Class A................   --             0.70%     0.04%            0.66%
 Pioneer Strategic Income Portfolio --
  Class A.........................................   --             0.63%       --             0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --             0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%       --             0.74%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.73%     0.25%            0.03%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.59%     0.15%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --             0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%            0.03%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.80%       --             0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.48%     0.25%            0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --             0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --             0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 Third Avenue Small Cap Value Portfolio --
  Class B........................................      --          1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E........................................      --          0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................      --          0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................      --          0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................      --          0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................      --          0.85%     0.01%              0.84%
 MetLife Stock Index Portfolio -- Class B........      --          0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F........      --          0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A...............      --          0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class A........................................      --          0.83%     0.01%              0.82%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................      --          0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................      --          0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........      --          0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A...............      --          0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................      --          0.72%     0.11%              0.61%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
Legg Mason Investment Counsel           Seeks capital appreciation and          Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio    retention of net investment income.     LLC
                                                                                Subadviser: Legg Mason Investment
                                                                                Counsel, LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --       Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                                consistent with income generation         Subadviser: BlackRock Financial
                                        and prudent investment management.        Management, Inc.
Clarion Global Real Estate              Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                          Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Oppenheimer Funds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income        Inc.
                                           is a secondary objective.
Third Avenue Small Cap Value               Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: Third Avenue
                                                                                     Management LLC
WMC Large Cap Research                     Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                                Subadviser: Wellington Management
                                                                                     Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                   primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign VIP Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
          (FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND
               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                     PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)..................... 2007   1.081           1.159                      --
                                                                        2006   1.000           1.081               5,536,044
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................. 2006   0.696           0.731                      --
                                                                        2005   0.668           0.696               8,409,042
                                                                        2004   0.640           0.668               9,829,151
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00)........ 2006   0.642           0.629                      --
                                                                        2005   0.567           0.642              22,204,137
                                                                        2004   0.531           0.567              26,507,067
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/03).............. 2013   2.237           2.850                 562,311
                                                                        2012   1.851           2.237                 630,044
                                                                        2011   2.061           1.851                 709,023
                                                                        2010   1.870           2.061                 767,416
                                                                        2009   1.333           1.870                 900,985
                                                                        2008   2.194           1.333                 968,606
                                                                        2007   1.937           2.194               1,094,791
                                                                        2006   1.631           1.937                 806,668
                                                                        2005   1.450           1.631                 266,497
                                                                        2004   1.296           1.450                 126,875
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.863           2.390                 684,259
                                                                        2012   1.603           1.863                 780,465
                                                                        2011   1.698           1.603                 885,657
                                                                        2010   1.451           1.698               1,081,840
                                                                        2009   1.055           1.451               1,285,378
                                                                        2008   1.910           1.055               1,277,607
                                                                        2007   1.724           1.910               1,539,042
                                                                        2006   1.587           1.724               1,617,810
                                                                        2005   1.385           1.587               1,009,953
                                                                        2004   1.248           1.385                 248,816
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.637           2.155               1,031,616
                                                                        2012   1.413           1.637               1,175,001
                                                                        2011   1.460           1.413               1,404,054
                                                                        2010   1.328           1.460               1,743,133
                                                                        2009   1.026           1.328               2,135,670
                                                                        2008   1.675           1.026               2,766,491
                                                                        2007   1.617           1.675               4,587,642
                                                                        2006   1.423           1.617               4,634,979
                                                                        2005   1.364           1.423               4,835,914
                                                                        2004   1.253           1.364               4,250,828
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)..................................... 2006   2.174           2.153                      --
                                                                        2005   1.865           2.174              46,759,681
                                                                        2004   1.583           1.865              53,987,868
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)................ 2007   1.970           2.065                      --

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                                UNIT VALUE AT
                                                                                                 BEGINNING OF
PORTFOLIO NAME                                                                           YEAR        YEAR
--------------------------------------------------------------------------------------- ------ ---------------
                                                                                        2006   1.507
                                                                                        2005   1.195
                                                                                        2004   0.970
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................................. 2006   2.244
                                                                                        2005   2.123
                                                                                        2004   1.639
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)........................... 2008   1.360
                                                                                        2007   1.287
                                                                                        2006   1.121
                                                                                        2005   1.089
                                                                                        2004   1.051
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)..................... 2008   1.165
                                                                                        2007   1.328
                                                                                        2006   1.298
                                                                                        2005   1.244
                                                                                        2004   1.133
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................... 2006   1.315
                                                                                        2005   1.210
                                                                                        2004   1.074
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)................. 2006   1.312
                                                                                        2005   1.208
                                                                                        2004   1.068
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)........................ 2013   1.423
                                                                                        2012   1.243
                                                                                        2011   1.297
                                                                                        2010   1.125
                                                                                        2009   0.842
                                                                                        2008   1.490
                                                                                        2007   1.288
                                                                                        2006   1.172
                                                                                        2005   1.019
                                                                                        2004   0.897
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2013   1.105
                                                                                        2012   0.917
                                                                                        2011   0.957
                                                                                        2010   0.822
                                                                                        2009   0.614
                                                                                        2008   1.062
                                                                                        2007   1.009
                                                                                        2006   0.899
                                                                                        2005   0.755
                                                                                        2004   0.756
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 2013   2.253
                                                                                        2012   1.994
                                                                                        2011   2.268
                                                                                        2010   1.789
                                                                                        2009   1.298
                                                                                        2008   2.180
                                                                                        2007   1.917
                                                                                        2006   1.729
                                                                                        2005   1.486
                                                                                        2004   1.209
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 2006   1.262
                                                                                        2005   1.158
                                                                                        2004   1.043
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 2008   3.589
                                                                                        2007   2.826
                                                                                        2006   2.238
                                                                                        2005   1.781
                                                                                        2004   1.448
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)....................... 2013   1.489



                                                                                                         NUMBER OF UNITS
                                                                                         UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                            END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------------- --------------- ----------------
                                                                                        1.970               5,370,353
                                                                                        1.507               6,004,225
                                                                                        1.195               6,093,368
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98).................................. 2.934                      --
                                                                                        2.244               7,881,982
                                                                                        2.123               9,166,241
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)........................... 1.302                      --
                                                                                        1.360               9,186,984
                                                                                        1.287              11,996,494
                                                                                        1.121              14,400,160
                                                                                        1.089              16,953,987
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)..................... 1.100                      --
                                                                                        1.165              17,387,978
                                                                                        1.328              21,591,686
                                                                                        1.298              25,670,941
                                                                                        1.244              29,208,336
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................... 1.431                      --
                                                                                        1.315                  58,781
                                                                                        1.210                   1,000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)................. 1.463                      --
                                                                                        1.312                  23,848
                                                                                        1.208                  14,614
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)........................ 1.838               6,855,805
                                                                                        1.423               8,366,973
                                                                                        1.243              10,638,336
                                                                                        1.297              12,061,335
                                                                                        1.125              14,627,602
                                                                                        0.842              18,718,821
                                                                                        1.490              26,589,742
                                                                                        1.288              29,766,697
                                                                                        1.172              29,206,274
                                                                                        1.019              24,759,212
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 1.507                 141,771
                                                                                        1.105                 157,353
                                                                                        0.917                 109,920
                                                                                        0.957                 124,203
                                                                                        0.822                 186,416
                                                                                        0.614                 214,463
                                                                                        1.062                 392,127
                                                                                        1.009                 641,307
                                                                                        0.899                 682,069
                                                                                        0.755                 949,561
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 3.018               3,455,681
                                                                                        2.253               4,104,465
                                                                                        1.994               5,065,373
                                                                                        2.268               6,039,695
                                                                                        1.789               7,239,853
                                                                                        1.298               8,989,430
                                                                                        2.180              12,919,618
                                                                                        1.917              15,186,897
                                                                                        1.729              15,313,391
                                                                                        1.486              13,565,586
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 1.474                      --
                                                                                        1.262               1,315,053
                                                                                        1.158               1,311,339
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 1.674                 158,180
                                                                                        3.589                 453,353
                                                                                        2.826                 436,544
                                                                                        2.238                 625,965
                                                                                        1.781                  91,022
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)....................... 1.805                 260,059

                    PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2012   1.277
                                                                                   2011   1.449
                                                                                   2010   1.355
                                                                                   2009   1.003
                                                                                   2008   1.706
                                                                                   2007   1.499
                                                                                   2006   1.251
                                                                                   2005   1.152
                                                                                   2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.267
                                                                                   2005   1.180
                                                                                   2004   1.032
High Yield Bond Trust
 High Yield Bond Trust (5/04)..................................................... 2006   1.069
                                                                                   2005   1.070
                                                                                   2004   1.000
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00).......................... 2006   1.066
                                                                                   2005   1.004
                                                                                   2004   0.941
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 2010   1.096
                                                                                   2009   0.885
                                                                                   2008   1.264
                                                                                   2007   1.053
                                                                                   2006   1.004
                                                                                   2005   0.907
                                                                                   2004   0.805
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................... 2008   0.732
                                                                                   2007   0.679
                                                                                   2006   0.584
                                                                                   2005   0.561
                                                                                   2004   0.544
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   0.510
                                                                                   2010   0.415
                                                                                   2009   0.269
                                                                                   2008   0.486
                                                                                   2007   0.405
                                                                                   2006   0.381
                                                                                   2005   0.346
                                                                                   2004   0.349
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.552
                                                                                   2005   1.513
                                                                                   2004   1.336
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.213
                                                                                   2012   1.036
                                                                                   2011   1.026
                                                                                   2010   0.832
                                                                                   2009   0.627
                                                                                   2008   1.067
                                                                                   2007   1.105
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.646
                                                                                   2012   1.452
                                                                                   2011   1.570
                                                                                   2010   1.365
                                                                                   2009   1.070
                                                                                   2008   1.711
                                                                                   2007   1.785
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.914
                                                                                   2012   1.674
                                                                                   2011   1.654
                                                                                   2010   1.490
                                                                                   2009   1.237
                                                                                   2008   1.775
                                                                                   2007   1.712
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.178



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.489                 280,615
                                                                                   1.277                 303,689
                                                                                   1.449                 267,945
                                                                                   1.355                 322,729
                                                                                   1.003                 375,927
                                                                                   1.706                 601,350
                                                                                   1.499                 443,542
                                                                                   1.251                 391,275
                                                                                   1.152                  28,678
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 1.522                      --
                                                                                   1.267               2,902,047
                                                                                   1.180               2,265,731
High Yield Bond Trust
 High Yield Bond Trust (5/04)..................................................... 1.094                      --
                                                                                   1.069                 322,056
                                                                                   1.070                  48,427
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00).......................... 1.102                      --
                                                                                   1.066              22,690,520
                                                                                   1.004              26,103,089
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).............. 1.112                      --
                                                                                   1.096               2,226,603
                                                                                   0.885               2,841,896
                                                                                   1.264               3,693,004
                                                                                   1.053               4,234,362
                                                                                   1.004               4,859,252
                                                                                   0.907               5,567,616
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................... 0.690                      --
                                                                                   0.732              18,217,150
                                                                                   0.679              21,251,779
                                                                                   0.584              24,083,675
                                                                                   0.561              28,624,746
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 0.546                      --
                                                                                   0.510               5,683,647
                                                                                   0.415               6,693,004
                                                                                   0.269               7,562,482
                                                                                   0.486              10,138,567
                                                                                   0.405              11,611,437
                                                                                   0.381              12,955,013
                                                                                   0.346              16,727,862
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.745                      --
                                                                                   1.552                 194,097
                                                                                   1.513                  68,039
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 1.768               8,032,803
                                                                                   1.213               9,247,629
                                                                                   1.036              11,742,340
                                                                                   1.026              14,114,288
                                                                                   0.832              17,888,303
                                                                                   0.627              24,826,899
                                                                                   1.067              33,477,665
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2.146              11,744,952
                                                                                   1.646              14,121,268
                                                                                   1.452              16,661,552
                                                                                   1.570              21,352,828
                                                                                   1.365              26,763,019
                                                                                   1.070              35,047,749
                                                                                   1.711              48,365,342
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2.453               5,957,131
                                                                                   1.914               8,036,577
                                                                                   1.674               9,367,475
                                                                                   1.654              11,742,523
                                                                                   1.490              13,490,341
                                                                                   1.237              16,720,090
                                                                                   1.775              22,507,632
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 1.601               1,719,136

                 PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
                                                                              2012   0.993
                                                                              2011   1.013
                                                                              2010   0.935
                                                                              2009   0.666
                                                                              2008   1.077
                                                                              2007   1.075
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)..... 2013   1.646
                                                                              2012   1.433
                                                                              2011   1.384
                                                                              2010   1.282
                                                                              2009   1.045
                                                                              2008   1.645
                                                                              2007   1.606
                                                                              2006   1.377
                                                                              2005   1.311
                                                                              2004   1.204
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00).... 2013   1.446
                                                                              2012   1.228
                                                                              2011   1.228
                                                                              2010   0.995
                                                                              2009   0.707
                                                                              2008   1.209
                                                                              2007   1.114
                                                                              2006   1.002
                                                                              2005   0.969
                                                                              2004   0.853
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 2009   0.662
                                                                              2008   1.073
                                                                              2007   1.038
                                                                              2006   0.914
                                                                              2005   0.889
                                                                              2004   0.818
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.377
                                                                              2012   1.261
                                                                              2011   1.279
                                                                              2010   1.157
                                                                              2009   0.955
                                                                              2008   1.295
                                                                              2007   1.184
                                                                              2006   1.115
                                                                              2005   1.083
                                                                              2004   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 2011   1.001
                                                                              2010   0.929
                                                                              2009   0.803
                                                                              2008   1.033
                                                                              2007   1.033
                                                                              2006   1.006
                                                                              2005   0.997
                                                                              2004   0.999
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).................................. 2007   1.977
                                                                              2006   1.698
                                                                              2005   1.655
                                                                              2004   1.549
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)......................... 2007   1.206
                                                                              2006   1.173
                                                                              2005   1.130
                                                                              2004   1.140
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)....................... 2007   1.337
                                                                              2006   1.220
                                                                              2005   1.126
                                                                              2004   1.047
 LMPVPII Growth and Income Subaccount (Class I) (5/02)....................... 2007   1.243
                                                                              2006   1.122
                                                                              2005   1.098
                                                                              2004   1.027



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
                                                                              1.178               2,121,086
                                                                              0.993               2,329,067
                                                                              1.013               3,142,899
                                                                              0.935               3,984,824
                                                                              0.666               4,976,021
                                                                              1.077               7,440,935
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)..... 2.148               5,218,387
                                                                              1.646               6,437,230
                                                                              1.433               7,565,687
                                                                              1.384               8,986,778
                                                                              1.282              11,267,175
                                                                              1.045              14,368,536
                                                                              1.645              19,996,736
                                                                              1.606              24,335,381
                                                                              1.377              29,147,578
                                                                              1.311              33,602,765
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00).... 2.097               1,382,509
                                                                              1.446               1,653,672
                                                                              1.228               2,023,984
                                                                              1.228               2,407,957
                                                                              0.995               2,725,034
                                                                              0.707               3,158,558
                                                                              1.209               4,188,379
                                                                              1.114               5,310,869
                                                                              1.002               6,238,148
                                                                              0.969               7,350,185
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 0.644                      --
                                                                              0.662              12,571,305
                                                                              1.073              16,997,479
                                                                              1.038              23,042,929
                                                                              0.914              26,821,879
                                                                              0.889              30,829,812
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 1.612                  28,806
                                                                              1.377                  10,565
                                                                              1.261                  11,620
                                                                              1.279                  98,829
                                                                              1.157                 118,650
                                                                              0.955                 123,476
                                                                              1.295                 123,068
                                                                              1.184                  99,060
                                                                              1.115                  81,296
                                                                              1.083                   3,000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 0.989                      --
                                                                              1.001                 153,364
                                                                              0.929                 181,987
                                                                              0.803                 186,585
                                                                              1.033                 240,254
                                                                              1.033                 300,294
                                                                              1.006                 266,971
                                                                              0.997                 268,079
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98).................................. 2.076                      --
                                                                              1.977              19,730,122
                                                                              1.698              22,894,995
                                                                              1.655              25,770,869
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)......................... 1.257                      --
                                                                              1.206               1,091,684
                                                                              1.173               1,187,249
                                                                              1.130               1,476,281
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)....................... 1.385                      --
                                                                              1.337                 529,404
                                                                              1.220                 450,261
                                                                              1.126                 466,599
 LMPVPII Growth and Income Subaccount (Class I) (5/02)....................... 1.300                      --
                                                                              1.243                 113,673
                                                                              1.122                 138,329
                                                                              1.098                 125,341

                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.628           1.693                      --
                                                                          2006   1.408           1.628                 378,255
                                                                          2005   1.382           1.408                 484,930
                                                                          2004   1.244           1.382                 411,039
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.820           2.007                      --
                                                                          2006   1.644           1.820                 544,508
                                                                          2005   1.541           1.644                 633,460
                                                                          2004   1.260           1.541                 312,944
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.104           1.140                      --
                                                                          2005   1.078           1.104                 267,384
                                                                          2004   1.000           1.078                 247,331
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.593           2.501                      --
                                                                          2007   2.480           2.593               6,467,216
                                                                          2006   2.601           2.480               8,594,029
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   2.362           2.559               4,039,159
                                                                          2012   2.048           2.362               4,809,877
                                                                          2011   2.024           2.048               5,574,915
                                                                          2010   1.766           2.024               6,835,617
                                                                          2009   1.215           1.766               8,153,966
                                                                          2008   1.624           1.215               9,846,367
                                                                          2007   1.603           1.624              13,202,391
                                                                          2006   1.519           1.603              15,855,939
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.148           1.205                      --
                                                                          2006   1.083           1.148               2,346,526
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.075           1.423                 654,008
                                                                          2012   0.961           1.075                 682,084
                                                                          2011   0.972           0.961                 799,125
                                                                          2010   0.876           0.972                 949,867
                                                                          2009   0.745           0.876               1,120,608
                                                                          2008   1.205           0.745               1,279,787
                                                                          2007   1.195           1.205               1,831,042
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.051           1.076               3,996,279
                                                                          2012   0.844           1.051               5,312,104
                                                                          2011   0.904           0.844               6,240,641
                                                                          2010   0.788           0.904               7,342,272
                                                                          2009   0.592           0.788               9,322,885
                                                                          2008   1.026           0.592              11,831,373
                                                                          2007   1.222           1.026              17,519,536
                                                                          2006   1.003           1.222              22,994,164
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   2.756           3.509              10,085,107
                                                                          2012   2.276           2.756              12,606,105
                                                                          2011   2.490           2.276              15,053,166
                                                                          2010   2.302           2.490              17,535,819
                                                                          2009   1.630           2.302              20,443,280
                                                                          2008   2.843           1.630              23,638,458
                                                                          2007   2.210           2.843              29,053,459
                                                                          2006   2.153           2.210              37,482,326
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.723           2.223               6,488,307
                                                                          2012   1.350           1.723               8,071,113
                                                                          2011   1.591           1.350               9,662,879
                                                                          2010   1.383           1.591              11,799,966
                                                                          2009   0.902           1.383              13,845,148
                                                                          2008   1.543           0.902              15,655,965
                                                                          2007   1.579           1.543              20,171,016
                                                                          2006   1.431           1.579              25,071,496
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.403           1.874               3,438,293
                                                                          2012   1.201           1.403               4,223,807
                                                                          2011   1.236           1.201               5,128,633
                                                                          2010   1.091           1.236               6,265,151
                                                                          2009   0.873           1.091               7,934,328
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2013   1.066           1.370                 491,196

                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
                                                                            2012   0.943
                                                                            2011   0.993
                                                                            2010   0.802
                                                                            2009   0.643
                                                                            2008   1.065
                                                                            2007   1.073
                                                                            2006   1.016
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.933
                                                                            2008   1.265
                                                                            2007   1.206
                                                                            2006   1.140
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   2.485
                                                                            2012   2.227
                                                                            2011   2.154
                                                                            2010   1.930
                                                                            2009   1.427
                                                                            2008   1.774
                                                                            2007   1.684
                                                                            2006   1.604
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.417
                                                                            2008   0.737
                                                                            2007   0.668
                                                                            2006   0.676
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2013   2.195
                                                                            2012   1.869
                                                                            2011   2.324
                                                                            2010   1.901
                                                                            2009   1.139
                                                                            2008   2.589
                                                                            2007   2.052
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2009   1.501
                                                                            2008   3.272
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2013   1.310
                                                                            2012   1.138
                                                                            2011   1.293
                                                                            2010   1.177
                                                                            2009   0.907
                                                                            2008   1.596
                                                                            2007   1.518
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   2.531
                                                                            2012   2.431
                                                                            2011   2.598
                                                                            2010   2.138
                                                                            2009   1.581
                                                                            2008   2.496
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *.......... 2013   1.000
                                                                            2012   0.928
                                                                            2011   1.011
                                                                            2010   0.776
                                                                            2009   0.501
                                                                            2008   0.901
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.............. 2013   1.099
                                                                            2012   0.920
                                                                            2011   1.019
                                                                            2010   0.891
                                                                            2009   0.646
                                                                            2008   1.103
                                                                            2007   1.052
                                                                            2006   0.996
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *......... 2013   1.658
                                                                            2012   1.539
                                                                            2011   1.399
                                                                            2010   1.314
                                                                            2009   1.126
                                                                            2008   1.223
                                                                            2007   1.153
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2013   1.881



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
                                                                            1.066                 559,744
                                                                            0.943                 440,334
                                                                            0.993                 555,727
                                                                            0.802                 564,167
                                                                            0.643                 714,075
                                                                            1.065                 960,546
                                                                            1.073                 105,550
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.923                      --
                                                                            0.933                 193,784
                                                                            1.265                 200,406
                                                                            1.206                 426,962
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.651               2,992,810
                                                                            2.485               3,597,987
                                                                            2.227               4,731,927
                                                                            2.154               5,397,682
                                                                            1.930               6,853,644
                                                                            1.427               8,538,724
                                                                            1.774              12,836,351
                                                                            1.684              14,579,078
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.397                      --
                                                                            0.417               2,639,880
                                                                            0.737               4,361,004
                                                                            0.668               5,505,652
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2.061               1,604,363
                                                                            2.195               2,165,796
                                                                            1.869               2,939,080
                                                                            2.324               3,566,576
                                                                            1.901               4,056,913
                                                                            1.139               4,890,900
                                                                            2.589               6,465,639
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2.501                      --
                                                                            1.501                  94,356
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 1.540               1,083,298
                                                                            1.310               1,427,596
                                                                            1.138               2,459,808
                                                                            1.293               3,028,337
                                                                            1.177               3,357,563
                                                                            0.907               4,283,769
                                                                            1.596               4,959,903
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2.745                      --
                                                                            2.531               2,324,678
                                                                            2.431               2,648,947
                                                                            2.598               3,270,145
                                                                            2.138               3,967,042
                                                                            1.581               4,741,935
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *.......... 1.371                 128,872
                                                                            1.000                 198,141
                                                                            0.928                 246,991
                                                                            1.011                 271,713
                                                                            0.776                 326,428
                                                                            0.501                 318,271
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.............. 1.378               3,446,740
                                                                            1.099               4,335,735
                                                                            0.920               5,099,323
                                                                            1.019               5,974,835
                                                                            0.891               6,986,769
                                                                            0.646              10,185,611
                                                                            1.103               2,737,513
                                                                            1.052               3,318,735
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *......... 1.489                 671,359
                                                                            1.658               1,133,602
                                                                            1.539               1,355,048
                                                                            1.399               1,192,113
                                                                            1.314               1,030,068
                                                                            1.126                 869,375
                                                                            1.223                 797,963
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 1.819               8,799,682

                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2012   1.746           1.881              11,400,378
                                                                          2011   1.716           1.746              13,123,791
                                                                          2010   1.609           1.716              14,796,631
                                                                          2009   1.442           1.609              16,907,876
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.570           2.060                 754,854
                                                                          2012   1.440           1.570                 932,740
                                                                          2011   1.530           1.440               1,082,507
                                                                          2010   1.335           1.530               1,421,689
                                                                          2009   1.093           1.335               1,629,731
                                                                          2008   1.650           1.093                  84,857
                                                                          2007   1.593           1.650                  74,219
                                                                          2006   1.480           1.593                  72,579
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   2.331           2.334               1,277,183
                                                                          2012   2.118           2.331               1,378,994
                                                                          2011   2.073           2.118               1,589,819
                                                                          2010   1.874           2.073               1,788,571
                                                                          2009   1.428           1.874               1,796,892
                                                                          2008   1.622           1.428               2,136,784
                                                                          2007   1.543           1.622               2,707,608
                                                                          2006   1.487           1.543               3,635,513
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.486           0.509                      --
                                                                          2012   0.440           0.486               3,628,121
                                                                          2011   0.544           0.440               4,658,685
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.031           1.361               4,999,268
                                                                          2012   0.887           1.031               6,332,841
                                                                          2011   0.937           0.887               7,576,255
                                                                          2010   0.812           0.937               8,668,798
                                                                          2009   0.695           0.812              10,184,989
                                                                          2008   1.106           0.695              11,998,584
                                                                          2007   1.079           1.106              15,120,906
                                                                          2006   1.001           1.079              18,515,887
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.049           1.371               1,165,833
                                                                          2012   0.902           1.049               1,312,472
                                                                          2011   1.005           0.902               1,459,193
                                                                          2010   0.850           1.005               1,737,285
                                                                          2009   0.682           0.850               2,404,495
                                                                          2008   0.985           0.682               3,257,480
                                                                          2007   1.030           0.985               4,297,915
                                                                          2006   1.003           1.030                 826,652
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.868           1.828               8,200,982
                                                                          2012   1.761           1.868              10,624,630
                                                                          2011   1.676           1.761              11,865,146
                                                                          2010   1.569           1.676              14,119,850
                                                                          2009   1.453           1.569              17,125,468
                                                                          2008   1.526           1.453              21,686,521
                                                                          2007   1.456           1.526              30,367,089
                                                                          2006   1.400           1.456              36,840,677
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.453           1.923              14,098,502
                                                                          2012   1.288           1.453              17,793,728
                                                                          2011   1.435           1.288              21,565,247
                                                                          2010   1.214           1.435              25,609,950
                                                                          2009   0.963           1.214              30,730,485
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.335           1.588                 284,566
                                                                          2012   1.205           1.335                 208,370
                                                                          2011   1.177           1.205                 213,665
                                                                          2010   1.089           1.177                 106,565
                                                                          2009   0.937           1.089                 202,241
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   1.229           1.212              11,203,114
                                                                          2012   1.246           1.229              13,273,181
                                                                          2011   1.264           1.246              16,807,568
                                                                          2010   1.282           1.264              19,035,283
                                                                          2009   1.294           1.282              24,038,242
                                                                          2008   1.276           1.294              39,814,833
                                                                          2007   1.232           1.276              34,190,333
                                                                          2006   1.203           1.232              32,772,233
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.641           0.634                      --
                                                                          2008   1.087           0.641               3,164,204
                                                                          2007   1.147           1.087               4,785,370

                    PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.214
                                                                                    2012   1.091
                                                                                    2011   1.153
                                                                                    2010   1.044
                                                                                    2009   0.802
                                                                                    2008   1.297
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.898
                                                                                    2008   1.650
                                                                                    2007   1.610
                                                                                    2006   1.586
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.775
                                                                                    2012   1.557
                                                                                    2011   1.684
                                                                                    2010   1.492
                                                                                    2009   1.243
                                                                                    2008   2.067
                                                                                    2007   2.014
                                                                                    2006   1.960
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.159
                                                                                    2012   1.060
                                                                                    2011   1.110
                                                                                    2010   0.977
                                                                                    2009   0.664
                                                                                    2008   1.241
                                                                                    2007   1.045
                                                                                    2006   1.069
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.057
                                                                                    2012   0.929
                                                                                    2011   0.927
                                                                                    2010   0.821
                                                                                    2009   0.666
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   2.182
                                                                                    2012   1.987
                                                                                    2011   1.971
                                                                                    2010   1.820
                                                                                    2009   1.559
                                                                                    2008   2.035
                                                                                    2007   1.981
                                                                                    2006   1.851
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013   1.415
                                                                                    2012   1.230
                                                                                    2011   1.237
                                                                                    2010   1.126
                                                                                    2009   0.945
                                                                                    2008   1.420
                                                                                    2007   1.338
                                                                                    2006   1.209
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   2.764
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.218
                                                                                    2012   1.041
                                                                                    2011   1.070
                                                                                    2010   0.929
                                                                                    2009   0.659
                                                                                    2008   1.152
                                                                                    2007   1.070
                                                                                    2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2013   1.506
                                                                                    2012   1.318
                                                                                    2011   1.317
                                                                                    2010   0.992
                                                                                    2009   0.726
                                                                                    2008   1.103
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.163
                                                                                    2006   1.094
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.257



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 1.600               3,557,152
                                                                                    1.214               4,274,851
                                                                                    1.091               5,176,612
                                                                                    1.153               5,942,006
                                                                                    1.044               7,007,017
                                                                                    0.802               7,485,352
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 0.937                      --
                                                                                    0.898              34,064,789
                                                                                    1.650              42,724,709
                                                                                    1.610              55,826,210
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 1.955                      --
                                                                                    1.775               9,721,064
                                                                                    1.557              11,585,404
                                                                                    1.684              13,734,917
                                                                                    1.492              16,088,014
                                                                                    1.243              19,676,195
                                                                                    2.067              26,108,968
                                                                                    2.014              33,843,362
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 1.516              10,804,749
                                                                                    1.159              13,056,475
                                                                                    1.060              15,255,889
                                                                                    1.110              18,342,491
                                                                                    0.977              22,203,385
                                                                                    0.664              25,661,260
                                                                                    1.241              33,300,325
                                                                                    1.045              42,452,281
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 1.373               5,164,985
                                                                                    1.057               5,963,495
                                                                                    0.929               7,527,609
                                                                                    0.927               8,860,946
                                                                                    0.821              10,389,547
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2.555              17,710,296
                                                                                    2.182              21,463,712
                                                                                    1.987              25,624,083
                                                                                    1.971              29,778,017
                                                                                    1.820              35,577,508
                                                                                    1.559              44,392,462
                                                                                    2.035              60,705,244
                                                                                    1.981              75,566,898
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.893               4,025,371
                                                                                    1.415                 673,896
                                                                                    1.230                 704,219
                                                                                    1.237                 694,601
                                                                                    1.126                 787,885
                                                                                    0.945                 838,533
                                                                                    1.420                 877,792
                                                                                    1.338                 994,467
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 3.456               1,939,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 1.666               4,325,056
                                                                                    1.218               3,815,369
                                                                                    1.041               4,446,306
                                                                                    1.070               5,534,008
                                                                                    0.929               6,562,103
                                                                                    0.659               7,547,032
                                                                                    1.152              10,971,650
                                                                                    1.070              12,988,991
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2.141               4,583,159
                                                                                    1.506               5,566,562
                                                                                    1.318               7,256,891
                                                                                    1.317               8,751,660
                                                                                    0.992              10,702,716
                                                                                    0.726              12,779,687
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 1.209                      --
                                                                                    1.163                 197,729
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 1.232                 195,828

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
                                                                         2012   1.231           1.257                 215,426
                                                                         2011   1.182           1.231                 415,520
                                                                         2010   1.131           1.182                 459,046
                                                                         2009   1.098           1.131                 296,186
                                                                         2008   1.115           1.098                 298,370
                                                                         2007   1.082           1.115                 235,195
                                                                         2006   1.044           1.082                 190,943
Money Market Portfolio
 Money Market Subaccount (2/97)......................................... 2006   1.192           1.203                      --
                                                                         2005   1.175           1.192              29,529,348
                                                                         2004   1.179           1.175              36,847,419
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)......... 2006   1.120           1.184                      --
                                                                         2005   1.074           1.120                 139,075
                                                                         2004   1.000           1.074                  55,784
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.125           1.148                      --
                                                                         2006   1.133           1.125                 767,456
                                                                         2005   1.125           1.133               1,209,689
                                                                         2004   1.048           1.125               1,135,095
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.391           1.438                      --
                                                                         2008   1.346           1.391              19,822,462
                                                                         2007   1.255           1.346              24,611,470
                                                                         2006   1.226           1.255              28,206,540
                                                                         2005   1.213           1.226              32,865,675
                                                                         2004   1.173           1.213              35,583,669
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.974           0.904                      --
                                                                         2007   0.895           0.974                 501,869
                                                                         2006   0.817           0.895                 454,688
                                                                         2005   0.773           0.817                 581,006
                                                                         2004   0.728           0.773                 683,011
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.408           1.526                      --
                                                                         2006   1.118           1.408               5,342,551
                                                                         2005   1.011           1.118               4,062,631
                                                                         2004   0.882           1.011               3,801,076
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.967           2.102                      --
                                                                         2006   1.701           1.967               2,871,477
                                                                         2005   1.611           1.701               3,441,251
                                                                         2004   1.295           1.611               3,917,767
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)................... 2006   0.634           0.676                      --
                                                                         2005   0.591           0.634               6,200,092
                                                                         2004   0.563           0.591               7,177,040
 Travelers Convertible Securities Subaccount (5/98)..................... 2006   1.504           1.604                      --
                                                                         2005   1.520           1.504              17,592,780
                                                                         2004   1.450           1.520              20,911,116
 Travelers Disciplined Mid Cap Stock Subaccount (6/97).................. 2006   2.380           2.601                      --
                                                                         2005   2.146           2.380              10,685,752
                                                                         2004   1.869           2.146              12,676,883
 Travelers Equity Income Subaccount (12/96)............................. 2006   1.864           1.960                      --
                                                                         2005   1.810           1.864              42,754,927
                                                                         2004   1.670           1.810              51,151,676
 Travelers Federated High Yield Subaccount (1/97)....................... 2006   1.480           1.519                      --
                                                                         2005   1.464           1.480              20,030,737
                                                                         2004   1.345           1.464              24,354,904
 Travelers Federated Stock Subaccount (1/97)............................ 2006   1.804           1.869                      --
                                                                         2005   1.737           1.804              10,592,530
                                                                         2004   1.593           1.737              13,140,308
 Travelers Large Cap Subaccount (12/96)................................. 2006   1.538           1.586                      --
                                                                         2005   1.435           1.538              31,559,275
                                                                         2004   1.366           1.435              37,647,579
 Travelers Mercury Large Cap Core Subaccount (5/98)..................... 2006   1.019           1.083                      --
                                                                         2005   0.922           1.019               3,136,702
                                                                         2004   0.807           0.922               3,473,928

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Travelers MFS(R) Mid Cap Growth Subaccount (4/98)................ 2006   1.010           1.069                      --
                                                                   2005   0.994           1.010              52,587,787
                                                                   2004   0.883           0.994              27,332,313
 Travelers MFS(R) Total Return Subaccount (1/97).................. 2006   1.792           1.851                      --
                                                                   2005   1.765           1.792              76,913,823
                                                                   2004   1.606           1.765              88,045,281
 Travelers MFS(R) Value Subaccount (5/00)......................... 2006   1.118           1.209                      --
                                                                   2005   1.065           1.118                 580,216
                                                                   2004   0.952           1.065                 141,420
 Travelers Mondrian International Stock Subaccount (12/96)........ 2006   1.245           1.431                      --
                                                                   2005   1.153           1.245              28,870,622
                                                                   2004   1.010           1.153              32,188,320
 Travelers Pioneer Fund Subaccount (5/03)......................... 2006   1.394           1.480                      --
                                                                   2005   1.333           1.394                  42,219
                                                                   2004   1.217           1.333                  31,989
 Travelers Pioneer Strategic Income Subaccount (12/96)............ 2006   1.472           1.487                      --
                                                                   2005   1.439           1.472               4,588,634
                                                                   2004   1.316           1.439               5,266,141
 Travelers Quality Bond Subaccount (12/96)........................ 2006   1.412           1.400                      --
                                                                   2005   1.409           1.412              44,190,873
                                                                   2004   1.383           1.409              54,315,380
 Travelers Strategic Equity Subaccount (12/96).................... 2006   1.412           1.474                      --
                                                                   2005   1.403           1.412              41,082,130
                                                                   2004   1.291           1.403              49,286,540
 Travelers U.S. Government Securities Subaccount (5/04)........... 2006   1.083           1.044                      --
                                                                   2005   1.052           1.083                 315,062
                                                                   2004   1.000           1.052                  10,705
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............. 2009   0.870           0.845                      --
                                                                   2008   1.375           0.870              10,485,336
                                                                   2007   1.427           1.375              16,160,002
                                                                   2006   1.247           1.427              18,657,694
                                                                   2005   1.215           1.247              20,522,224
                                                                   2004   1.049           1.215              20,257,888
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........... 2009   0.479           0.492                      --
                                                                   2008   0.854           0.479               1,337,633
                                                                   2007   0.770           0.854               1,857,644
                                                                   2006   0.731           0.770               2,089,629
                                                                   2005   0.688           0.731               2,748,000
                                                                   2004   0.672           0.688               3,051,014



                                     PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)..................... 2007   1.076           1.151           --
                                                                        2006   1.000           1.076           --
 AIM V.I. Premier Equity Subaccount (Series I) (9/00).................. 2006   1.354           1.420           --
                                                                        2005   1.309           1.354           --
                                                                        2004   1.263           1.309           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/00)........ 2006   1.493           1.453           --
                                                                        2005   1.328           1.493           --
                                                                        2004   1.251           1.328           --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/03).............. 2013   2.091           2.645           --

                  PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
                                                                               2012   1.742
                                                                               2011   1.953
                                                                               2010   1.785
                                                                               2009   1.281
                                                                               2008   2.123
                                                                               2007   1.888
                                                                               2006   1.601
                                                                               2005   1.433
                                                                               2004   1.290
 American Funds Growth Subaccount (Class 2) (5/03)............................ 2013   1.741
                                                                               2012   1.508
                                                                               2011   1.609
                                                                               2010   1.385
                                                                               2009   1.014
                                                                               2008   1.849
                                                                               2007   1.681
                                                                               2006   1.557
                                                                               2005   1.369
                                                                               2004   1.242
 American Funds Growth-Income Subaccount (Class 2) (5/03)..................... 2013   1.530
                                                                               2012   1.330
                                                                               2011   1.383
                                                                               2010   1.268
                                                                               2009   0.986
                                                                               2008   1.621
                                                                               2007   1.576
                                                                               2006   1.397
                                                                               2005   1.348
                                                                               2004   1.247
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)............................................ 2006   1.717
                                                                               2005   1.483
                                                                               2004   1.267
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)....................... 2007   2.872
                                                                               2006   2.213
                                                                               2005   1.766
                                                                               2004   1.444
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98)......................... 2006   1.845
                                                                               2005   1.758
                                                                               2004   1.366
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).................. 2008   1.564
                                                                               2007   1.491
                                                                               2006   1.307
                                                                               2005   1.279
                                                                               2004   1.243
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)............ 2008   1.348
                                                                               2007   1.548
                                                                               2006   1.524
                                                                               2005   1.471
                                                                               2004   1.349
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03).......... 2006   1.295
                                                                               2005   1.201
                                                                               2004   1.074
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)........ 2006   1.293
                                                                               2005   1.199
                                                                               2004   1.067
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............... 2013   1.955



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
                                                                               2.091                     --
                                                                               1.742                     --
                                                                               1.953                     --
                                                                               1.785                     --
                                                                               1.281                     --
                                                                               2.123                     --
                                                                               1.888                     --
                                                                               1.601                     --
                                                                               1.433                     --
 American Funds Growth Subaccount (Class 2) (5/03)............................ 2.218                     --
                                                                               1.741                     --
                                                                               1.508                     --
                                                                               1.609                     --
                                                                               1.385                     --
                                                                               1.014                     --
                                                                               1.849                     --
                                                                               1.681                     --
                                                                               1.557                     --
                                                                               1.369                     --
 American Funds Growth-Income Subaccount (Class 2) (5/03)..................... 2.000                     --
                                                                               1.530                     --
                                                                               1.330                     --
                                                                               1.383                     --
                                                                               1.268                     --
                                                                               0.986                     --
                                                                               1.621                     --
                                                                               1.576                     --
                                                                               1.397                     --
                                                                               1.348                     --
Capital Appreciation Fund
 Capital Appreciation Fund (12/96)............................................ 1.696                     --
                                                                               1.717                     --
                                                                               1.483                     --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)....................... 3.004                     --
                                                                               2.872                     --
                                                                               2.213                     --
                                                                               1.766                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/98)......................... 2.396                     --
                                                                               1.845                     --
                                                                               1.758                     --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).................. 1.494                     --
                                                                               1.564                     --
                                                                               1.491                     --
                                                                               1.307                     --
                                                                               1.279                     --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)............ 1.271                     --
                                                                               1.348                     --
                                                                               1.548                     --
                                                                               1.524                     --
                                                                               1.471                     --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03).......... 1.406                     --
                                                                               1.295                     --
                                                                               1.201                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)........ 1.438                     --
                                                                               1.293                     --
                                                                               1.199                     --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............... 2.507                647,513

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT VALUE AT
                                                                                                 BEGINNING OF
PORTFOLIO NAME                                                                           YEAR        YEAR
--------------------------------------------------------------------------------------- ------ ---------------
                                                                                        2012   1.719
                                                                                        2011   1.806
                                                                                        2010   1.577
                                                                                        2009   1.189
                                                                                        2008   2.119
                                                                                        2007   1.845
                                                                                        2006   1.690
                                                                                        2005   1.480
                                                                                        2004   1.312
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2013   1.714
                                                                                        2012   1.432
                                                                                        2011   1.504
                                                                                        2010   1.302
                                                                                        2009   0.979
                                                                                        2008   1.705
                                                                                        2007   1.631
                                                                                        2006   1.464
                                                                                        2005   1.239
                                                                                        2004   1.249
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 2013   2.469
                                                                                        2012   2.201
                                                                                        2011   2.522
                                                                                        2010   2.003
                                                                                        2009   1.464
                                                                                        2008   2.475
                                                                                        2007   2.192
                                                                                        2006   1.991
                                                                                        2005   1.723
                                                                                        2004   1.411
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 2006   1.510
                                                                                        2005   1.395
                                                                                        2004   1.265
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 2008   3.474
                                                                                        2007   2.755
                                                                                        2006   2.196
                                                                                        2005   1.760
                                                                                        2004   1.441
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)....................... 2013   1.401
                                                                                        2012   1.210
                                                                                        2011   1.383
                                                                                        2010   1.303
                                                                                        2009   0.971
                                                                                        2008   1.663
                                                                                        2007   1.471
                                                                                        2006   1.237
                                                                                        2005   1.146
                                                                                        2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)........................ 2006   1.633
                                                                                        2005   1.531
                                                                                        2004   1.348
High Yield Bond Trust
 High Yield Bond Trust (5/04).......................................................... 2006   1.057
                                                                                        2005   1.065
                                                                                        2004   1.000
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................... 2006   1.271
                                                                                        2005   1.206
                                                                                        2004   1.137
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................... 2010   1.651
                                                                                        2009   1.342
                                                                                        2008   1.931
                                                                                        2007   1.620
                                                                                        2006   1.556
                                                                                        2005   1.415
                                                                                        2004   1.265
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)........................ 2008   1.681



                                                                                                         NUMBER OF UNITS
                                                                                         UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                            END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------------- --------------- ----------------
                                                                                        1.955                 772,019
                                                                                        1.719                 925,191
                                                                                        1.806               1,251,138
                                                                                        1.577               1,263,569
                                                                                        1.189               1,393,965
                                                                                        2.119               1,497,983
                                                                                        1.845               1,609,191
                                                                                        1.690               1,498,799
                                                                                        1.480               1,023,326
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)........ 2.321                      --
                                                                                        1.714                      --
                                                                                        1.432                      --
                                                                                        1.504                      --
                                                                                        1.302                      --
                                                                                        0.979                      --
                                                                                        1.705                      --
                                                                                        1.631                      --
                                                                                        1.464                      --
                                                                                        1.239                      --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................. 3.285                 244,886
                                                                                        2.469                 320,823
                                                                                        2.201                 632,267
                                                                                        2.522                 661,706
                                                                                        2.003                 715,406
                                                                                        1.464                 792,336
                                                                                        2.475                 771,810
                                                                                        2.192                 796,696
                                                                                        1.991                 741,741
                                                                                        1.723                 478,407
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/02)........................... 1.751                      --
                                                                                        1.510                      --
                                                                                        1.395                      --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)............ 3.155                      --
                                                                                        3.474                      --
                                                                                        2.755                      --
                                                                                        2.196                      --
                                                                                        1.760                      --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)....................... 1.687                      --
                                                                                        1.401                      --
                                                                                        1.210                      --
                                                                                        1.383                      --
                                                                                        1.303                      --
                                                                                        0.971                      --
                                                                                        1.663                      --
                                                                                        1.471                      --
                                                                                        1.237                      --
                                                                                        1.146                      --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)........................ 1.947                      --
                                                                                        1.633                      --
                                                                                        1.531                      --
High Yield Bond Trust
 High Yield Bond Trust (5/04).......................................................... 1.078                      --
                                                                                        1.057                      --
                                                                                        1.065                      --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................... 1.311                      --
                                                                                        1.271                 267,468
                                                                                        1.206                 267,593
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................... 1.671                      --
                                                                                        1.651                      --
                                                                                        1.342                      --
                                                                                        1.931                      --
                                                                                        1.620                      --
                                                                                        1.556                      --
                                                                                        1.415                      --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)........................ 1.581                      --

                    PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2007   1.570
                                                                                   2006   1.359
                                                                                   2005   1.315
                                                                                   2004   1.284
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2011   2.041
                                                                                   2010   1.676
                                                                                   2009   1.091
                                                                                   2008   1.988
                                                                                   2007   1.669
                                                                                   2006   1.580
                                                                                   2005   1.447
                                                                                   2004   1.469
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.523
                                                                                   2005   1.496
                                                                                   2004   1.330
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.842
                                                                                   2012   1.585
                                                                                   2011   1.579
                                                                                   2010   1.290
                                                                                   2009   0.979
                                                                                   2008   1.678
                                                                                   2007   1.746
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.629
                                                                                   2012   1.447
                                                                                   2011   1.575
                                                                                   2010   1.379
                                                                                   2009   1.089
                                                                                   2008   1.754
                                                                                   2007   1.837
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.702
                                                                                   2012   1.499
                                                                                   2011   1.492
                                                                                   2010   1.353
                                                                                   2009   1.132
                                                                                   2008   1.635
                                                                                   2007   1.585
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.646
                                                                                   2012   1.397
                                                                                   2011   1.436
                                                                                   2010   1.335
                                                                                   2009   0.957
                                                                                   2008   1.559
                                                                                   2007   1.563
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98).......... 2013   1.722
                                                                                   2012   1.510
                                                                                   2011   1.469
                                                                                   2010   1.370
                                                                                   2009   1.124
                                                                                   2008   1.783
                                                                                   2007   1.753
                                                                                   2006   1.514
                                                                                   2005   1.451
                                                                                   2004   1.342
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)......... 2013   2.468
                                                                                   2012   2.110
                                                                                   2011   2.125
                                                                                   2010   1.734
                                                                                   2009   1.240
                                                                                   2008   2.136
                                                                                   2007   1.983
                                                                                   2006   1.796
                                                                                   2005   1.748
                                                                                   2004   1.551
 LMPVET Equity Index Subaccount (Class II) (5/99)................................. 2009   1.011



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.681                119,557
                                                                                   1.570                 38,465
                                                                                   1.359                 85,444
                                                                                   1.315                148,567
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................. 2.181                     --
                                                                                   2.041                     --
                                                                                   1.676                     --
                                                                                   1.091                     --
                                                                                   1.988                     --
                                                                                   1.669                     --
                                                                                   1.580                     --
                                                                                   1.447                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.702                     --
                                                                                   1.523                     --
                                                                                   1.496                     --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2.666                 60,129
                                                                                   1.842                 75,637
                                                                                   1.585                105,455
                                                                                   1.579                116,142
                                                                                   1.290                149,975
                                                                                   0.979                153,229
                                                                                   1.678                144,906
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2.108                150,927
                                                                                   1.629                110,676
                                                                                   1.447                145,848
                                                                                   1.575                152,049
                                                                                   1.379                187,200
                                                                                   1.089                191,245
                                                                                   1.754                235,778
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2.167                     --
                                                                                   1.702                     --
                                                                                   1.499                     --
                                                                                   1.492                     --
                                                                                   1.353                     --
                                                                                   1.132                     --
                                                                                   1.635                     --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2.222                 21,431
                                                                                   1.646                 21,431
                                                                                   1.397                 35,581
                                                                                   1.436                 35,581
                                                                                   1.335                 35,581
                                                                                   0.957                 35,581
                                                                                   1.559                 35,581
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98).......... 2.232                 77,145
                                                                                   1.722                 77,327
                                                                                   1.510                 80,595
                                                                                   1.469                 99,578
                                                                                   1.370                104,486
                                                                                   1.124                114,451
                                                                                   1.783                191,507
                                                                                   1.753                185,241
                                                                                   1.514                119,556
                                                                                   1.451                150,302
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)......... 3.553                156,219
                                                                                   2.468                164,290
                                                                                   2.110                411,462
                                                                                   2.125                457,613
                                                                                   1.734                585,022
                                                                                   1.240                548,707
                                                                                   2.136                593,851
                                                                                   1.983                632,710
                                                                                   1.796                647,982
                                                                                   1.748                464,756
 LMPVET Equity Index Subaccount (Class II) (5/99)................................. 0.983                     --

                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
                                                                            2008   1.652
                                                                            2007   1.608
                                                                            2006   1.426
                                                                            2005   1.397
                                                                            2004   1.294
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)..... 2013   1.296
                                                                            2012   1.195
                                                                            2011   1.221
                                                                            2010   1.112
                                                                            2009   0.924
                                                                            2008   1.262
                                                                            2007   1.162
                                                                            2006   1.102
                                                                            2005   1.078
                                                                            2004   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).... 2011   0.951
                                                                            2010   0.889
                                                                            2009   0.773
                                                                            2008   1.002
                                                                            2007   1.010
                                                                            2006   0.990
                                                                            2005   0.988
                                                                            2004   0.997
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)................................ 2007   1.753
                                                                            2006   1.516
                                                                            2005   1.488
                                                                            2004   1.403
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)....................... 2007   1.485
                                                                            2006   1.455
                                                                            2005   1.412
                                                                            2004   1.435
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)..................... 2007   1.743
                                                                            2006   1.603
                                                                            2005   1.489
                                                                            2004   1.394
 LMPVPII Growth and Income Subaccount (Class I) (5/02)..................... 2007   1.560
                                                                            2006   1.417
                                                                            2005   1.396
                                                                            2004   1.316
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................ 2007   1.587
                                                                            2006   1.382
                                                                            2005   1.366
                                                                            2004   1.239
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................... 2007   1.774
                                                                            2006   1.614
                                                                            2005   1.523
                                                                            2004   1.254
Managed Assets Trust
 Managed Assets Trust (5/04)............................................... 2006   1.091
                                                                            2005   1.073
                                                                            2004   1.000
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 2008   1.845
                                                                            2007   1.777
                                                                            2006   1.872
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................... 2013   1.958
                                                                            2012   1.710
                                                                            2011   1.702
                                                                            2010   1.496
                                                                            2009   1.036
                                                                            2008   1.395
                                                                            2007   1.386
                                                                            2006   1.320



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
                                                                            1.011                     --
                                                                            1.652                     --
                                                                            1.608                     --
                                                                            1.426                     --
                                                                            1.397                     --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)..... 1.506                     --
                                                                            1.296                     --
                                                                            1.195                     --
                                                                            1.221                     --
                                                                            1.112                     --
                                                                            0.924                     --
                                                                            1.262                     --
                                                                            1.162                     --
                                                                            1.102                     --
                                                                            1.078                     --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).... 0.938                     --
                                                                            0.951                     --
                                                                            0.889                     --
                                                                            0.773                     --
                                                                            1.002                     --
                                                                            1.010                     --
                                                                            0.990                     --
                                                                            0.988                     --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)................................ 1.837                     --
                                                                            1.753                337,569
                                                                            1.516                338,330
                                                                            1.488                290,694
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)....................... 1.545                     --
                                                                            1.485                 85,941
                                                                            1.455                 44,015
                                                                            1.412                     --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)..................... 1.802                     --
                                                                            1.743                139,784
                                                                            1.603                139,065
                                                                            1.489                  5,855
 LMPVPII Growth and Income Subaccount (Class I) (5/02)..................... 1.626                     --
                                                                            1.560                     --
                                                                            1.417                     --
                                                                            1.396                     --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................ 1.646                     --
                                                                            1.587                     --
                                                                            1.382                     --
                                                                            1.366                     --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................... 1.952                     --
                                                                            1.774                     --
                                                                            1.614                     --
                                                                            1.523                     --
Managed Assets Trust
 Managed Assets Trust (5/04)............................................... 1.124                     --
                                                                            1.091                     --
                                                                            1.073                     --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 1.776                     --
                                                                            1.845                     --
                                                                            1.777                     --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................... 2.107                     --
                                                                            1.958                     --
                                                                            1.710                     --
                                                                            1.702                     --
                                                                            1.496                     --
                                                                            1.036                     --
                                                                            1.395                     --
                                                                            1.386                     --

                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................. 2007   1.724
                                                                            2006   1.633
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................. 2013   1.548
                                                                            2012   1.393
                                                                            2011   1.419
                                                                            2010   1.287
                                                                            2009   1.103
                                                                            2008   1.797
                                                                            2007   1.789
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2013   1.003
                                                                            2012   0.811
                                                                            2011   0.875
                                                                            2010   0.768
                                                                            2009   0.581
                                                                            2008   1.014
                                                                            2007   1.216
                                                                            2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   2.072
                                                                            2012   1.723
                                                                            2011   1.898
                                                                            2010   1.767
                                                                            2009   1.260
                                                                            2008   2.214
                                                                            2007   1.733
                                                                            2006   1.696
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   2.114
                                                                            2012   1.668
                                                                            2011   1.980
                                                                            2010   1.733
                                                                            2009   1.139
                                                                            2008   1.961
                                                                            2007   2.020
                                                                            2006   1.840
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.670
                                                                            2012   1.439
                                                                            2011   1.491
                                                                            2010   1.326
                                                                            2009   1.066
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   1.018
                                                                            2012   0.906
                                                                            2011   0.961
                                                                            2010   0.782
                                                                            2009   0.631
                                                                            2008   1.052
                                                                            2007   1.068
                                                                            2006   1.016
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.903
                                                                            2008   1.233
                                                                            2007   1.184
                                                                            2006   1.124
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.968
                                                                            2012   1.776
                                                                            2011   1.730
                                                                            2010   1.561
                                                                            2009   1.163
                                                                            2008   1.455
                                                                            2007   1.391
                                                                            2006   1.332
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.930
                                                                            2008   1.656
                                                                            2007   1.511
                                                                            2006   1.535
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2013   3.069
                                                                            2012   2.631
                                                                            2011   3.294
                                                                            2010   2.713
                                                                            2009   1.638
                                                                            2008   3.749
                                                                            2007   2.985



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................. 1.804                      --
                                                                            1.724                      --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................. 2.034                      --
                                                                            1.548                      --
                                                                            1.393                      --
                                                                            1.419                      --
                                                                            1.287                      --
                                                                            1.103                      --
                                                                            1.797                      --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 1.019                 334,678
                                                                            1.003                 412,756
                                                                            0.811                 530,538
                                                                            0.875                 609,020
                                                                            0.768                 657,679
                                                                            0.581                 671,048
                                                                            1.014                 727,566
                                                                            1.216                 841,475
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2.620                      --
                                                                            2.072                      --
                                                                            1.723                      --
                                                                            1.898                      --
                                                                            1.767                      --
                                                                            1.260                      --
                                                                            2.214                      --
                                                                            1.733                      --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2.708                      --
                                                                            2.114                      --
                                                                            1.668                      --
                                                                            1.980                      --
                                                                            1.733                      --
                                                                            1.139                      --
                                                                            1.961                      --
                                                                            2.020                      --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2.214               1,079,335
                                                                            1.670               1,247,314
                                                                            1.439               1,580,814
                                                                            1.491               1,970,219
                                                                            1.326               2,231,458
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.298                      --
                                                                            1.018                      --
                                                                            0.906                      --
                                                                            0.961                      --
                                                                            0.782                      --
                                                                            0.631                      --
                                                                            1.052                      --
                                                                            1.068                      --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.891                      --
                                                                            0.903                      --
                                                                            1.233                      --
                                                                            1.184                      --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.085                      --
                                                                            1.968                      --
                                                                            1.776                      --
                                                                            1.730                      --
                                                                            1.561                      --
                                                                            1.163                      --
                                                                            1.455                      --
                                                                            1.391                      --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.882                      --
                                                                            0.930                  19,371
                                                                            1.656                  17,177
                                                                            1.511                  17,784
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2.861                 131,831
                                                                            3.069                 161,358
                                                                            2.631                 158,751
                                                                            3.294                 179,111
                                                                            2.713                 194,434
                                                                            1.638                 187,263
                                                                            3.749                 291,703

                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   1.443           2.387                     --
                                                                          2008   3.160           1.443                     --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2013   1.855           2.166                123,012
                                                                          2012   1.623           1.855                146,121
                                                                          2011   1.857           1.623                278,918
                                                                          2010   1.702           1.857                289,671
                                                                          2009   1.321           1.702                325,669
                                                                          2008   2.341           1.321                304,455
                                                                          2007   2.237           2.341                319,478
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.739           1.881                     --
                                                                          2012   1.682           1.739                     --
                                                                          2011   1.810           1.682                     --
                                                                          2010   1.500           1.810                     --
                                                                          2009   1.117           1.500                     --
                                                                          2008   1.772           1.117                     --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2013   1.720           2.342                     --
                                                                          2012   1.608           1.720                     --
                                                                          2011   1.764           1.608                     --
                                                                          2010   1.364           1.764                     --
                                                                          2009   0.886           1.364                     --
                                                                          2008   1.602           0.886                     --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   0.646           0.646                     --
                                                                          2012   0.646           0.646                     --
                                                                          2011   0.646           0.646                     --
                                                                          2010   0.646           0.646                     --
                                                                          2009   0.634           0.646                     --
                                                                          2008   1.090           0.634                     --
                                                                          2007   1.047           1.090                     --
                                                                          2006   0.996           1.047                     --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.550           1.381                     --
                                                                          2012   1.448           1.550                     --
                                                                          2011   1.326           1.448                     --
                                                                          2010   1.254           1.326                     --
                                                                          2009   1.082           1.254                     --
                                                                          2008   1.183           1.082                     --
                                                                          2007   1.121           1.183                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.541           1.481                     --
                                                                          2012   1.441           1.541                     --
                                                                          2011   1.426           1.441                     --
                                                                          2010   1.346           1.426                     --
                                                                          2009   1.212           1.346                     --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.467           1.912                     --
                                                                          2012   1.355           1.467                     --
                                                                          2011   1.450           1.355                     --
                                                                          2010   1.274           1.450                     --
                                                                          2009   1.050           1.274                     --
                                                                          2008   1.597           1.050                     --
                                                                          2007   1.553           1.597                     --
                                                                          2006   1.449           1.553                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.923           1.912                     --
                                                                          2012   1.759           1.923                     --
                                                                          2011   1.734           1.759                     --
                                                                          2010   1.578           1.734                     --
                                                                          2009   1.211           1.578                     --
                                                                          2008   1.386           1.211                     --
                                                                          2007   1.327           1.386                     --
                                                                          2006   1.285           1.327                     --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.921           2.005                     --
                                                                          2012   1.750           1.921                     --
                                                                          2011   2.173           1.750                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.984           1.289                 11,379
                                                                          2012   0.852           0.984                 20,145
                                                                          2011   0.906           0.852                 21,107
                                                                          2010   0.791           0.906                 36,414
                                                                          2009   0.682           0.791                 57,607
                                                                          2008   1.093           0.682                 43,108
                                                                          2007   1.074           1.093                 43,531
                                                                          2006   1.001           1.074                     --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *........ 2013   1.001           1.299                      --
                                                                         2012   0.867           1.001                      --
                                                                         2011   0.973           0.867                      --
                                                                         2010   0.828           0.973                      --
                                                                         2009   0.669           0.828                      --
                                                                         2008   0.974           0.669                      --
                                                                         2007   1.025           0.974                      --
                                                                         2006   1.003           1.025                      --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................. 2013   1.324           1.286                      --
                                                                         2012   1.257           1.324                      --
                                                                         2011   1.205           1.257                      --
                                                                         2010   1.135           1.205                      --
                                                                         2009   1.059           1.135                      --
                                                                         2008   1.120           1.059                      --
                                                                         2007   1.076           1.120                      --
                                                                         2006   1.039           1.076                      --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2013   1.256           1.650                 196,262
                                                                         2012   1.121           1.256                 171,080
                                                                         2011   1.258           1.121                 186,132
                                                                         2010   1.072           1.258                 216,140
                                                                         2009   0.854           1.072                 213,570
 MSF BlackRock Diversified Subaccount (Class A) (5/09).................. 2013   1.257           1.484                      --
                                                                         2012   1.142           1.257                      --
                                                                         2011   1.124           1.142                      --
                                                                         2010   1.046           1.124                      --
                                                                         2009   0.905           1.046                      --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2013   0.967           0.947                 917,595
                                                                         2012   0.988           0.967               1,139,889
                                                                         2011   1.009           0.988               1,345,947
                                                                         2010   1.030           1.009               1,814,695
                                                                         2009   1.047           1.030               2,165,742
                                                                         2008   1.040           1.047               2,505,997
                                                                         2007   1.011           1.040               1,281,100
                                                                         2006   0.992           1.011               1,318,019
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)........... 2009   0.629           0.621                      --
                                                                         2008   1.075           0.629                      --
                                                                         2007   1.139           1.075                      --
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2013   1.348           1.765                      --
                                                                         2012   1.220           1.348                      --
                                                                         2011   1.298           1.220                      --
                                                                         2010   1.183           1.298                      --
                                                                         2009   0.916           1.183                      --
                                                                         2008   1.488           0.916                      --
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.798           0.831                      --
                                                                         2008   1.477           0.798                 336,014
                                                                         2007   1.451           1.477                 361,812
                                                                         2006   1.436           1.451                 326,771
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.349           1.482                      --
                                                                         2012   1.191           1.349                 270,518
                                                                         2011   1.297           1.191                 302,950
                                                                         2010   1.158           1.297                 555,059
                                                                         2009   0.971           1.158                 586,560
                                                                         2008   1.626           0.971                 567,238
                                                                         2007   1.596           1.626                 575,163
                                                                         2006   1.561           1.596                 612,497
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2013   1.665           2.162                      --
                                                                         2012   1.533           1.665                      --
                                                                         2011   1.617           1.533                      --
                                                                         2010   1.434           1.617                      --
                                                                         2009   0.981           1.434                      --
                                                                         2008   1.846           0.981                      --
                                                                         2007   1.566           1.846                      --
                                                                         2006   1.610           1.566                      --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................... 2013   1.571           2.026                      --
                                                                         2012   1.390           1.571                      --
                                                                         2011   1.397           1.390                      --
                                                                         2010   1.246           1.397                      --
                                                                         2009   1.016           1.246                      --

                    PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   1.496
                                                                                    2012   1.372
                                                                                    2011   1.371
                                                                                    2010   1.274
                                                                                    2009   1.099
                                                                                    2008   1.445
                                                                                    2007   1.417
                                                                                    2006   1.330
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013   1.631
                                                                                    2012   1.428
                                                                                    2011   1.446
                                                                                    2010   1.325
                                                                                    2009   1.120
                                                                                    2008   1.695
                                                                                    2007   1.609
                                                                                    2006   1.461
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   1.894
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2013   1.162
                                                                                    2012   1.000
                                                                                    2011   1.035
                                                                                    2010   0.906
                                                                                    2009   0.647
                                                                                    2008   1.138
                                                                                    2007   1.065
                                                                                    2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2013   1.683
                                                                                    2012   1.483
                                                                                    2011   1.493
                                                                                    2010   1.132
                                                                                    2009   0.834
                                                                                    2008   1.273
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.142
                                                                                    2006   1.078
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2013   1.183
                                                                                    2012   1.167
                                                                                    2011   1.128
                                                                                    2010   1.087
                                                                                    2009   1.062
                                                                                    2008   1.087
                                                                                    2007   1.062
                                                                                    2006   1.030
Money Market Portfolio
 Money Market Subaccount (2/97).................................................... 2006   0.985
                                                                                    2005   0.978
                                                                                    2004   0.988
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................... 2006   1.107
                                                                                    2005   1.069
                                                                                    2004   1.000
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................... 2007   1.096
                                                                                    2006   1.112
                                                                                    2005   1.112
                                                                                    2004   1.043
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 2009   1.172
                                                                                    2008   1.142
                                                                                    2007   1.072
                                                                                    2006   1.055
                                                                                    2005   1.051
                                                                                    2004   1.024
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................... 2008   1.734
                                                                                    2007   1.606
                                                                                    2006   1.476
                                                                                    2005   1.406
                                                                                    2004   1.334
 Putnam VT International Equity Subaccount (Class IB) (5/01)....................... 2007   2.081



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 1.739                 750,681
                                                                                    1.496                 794,882
                                                                                    1.372                 884,283
                                                                                    1.371               1,246,547
                                                                                    1.274               1,365,529
                                                                                    1.099               1,407,942
                                                                                    1.445               1,329,965
                                                                                    1.417               1,541,346
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2.168                      --
                                                                                    1.631                      --
                                                                                    1.428                      --
                                                                                    1.446                      --
                                                                                    1.325                      --
                                                                                    1.120                      --
                                                                                    1.695                      --
                                                                                    1.609                      --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2.358                      --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 1.579                      --
                                                                                    1.162                      --
                                                                                    1.000                      --
                                                                                    1.035                      --
                                                                                    0.906                      --
                                                                                    0.647                      --
                                                                                    1.138                      --
                                                                                    1.065                      --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *.................. 2.377                      --
                                                                                    1.683                      --
                                                                                    1.483                      --
                                                                                    1.493                      --
                                                                                    1.132                      --
                                                                                    0.834                      --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 1.184                      --
                                                                                    1.142                      --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 1.152                      --
                                                                                    1.183                      --
                                                                                    1.167                      --
                                                                                    1.128                      --
                                                                                    1.087                      --
                                                                                    1.062                      --
                                                                                    1.087                      --
                                                                                    1.062                      --
Money Market Portfolio
 Money Market Subaccount (2/97).................................................... 0.992                      --
                                                                                    0.985                      --
                                                                                    0.978                      --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................... 1.168                      --
                                                                                    1.107                      --
                                                                                    1.069                      --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................... 1.117                      --
                                                                                    1.096                      --
                                                                                    1.112                      --
                                                                                    1.112                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................... 1.209                      --
                                                                                    1.172                      --
                                                                                    1.142                      --
                                                                                    1.072                      --
                                                                                    1.055                      --
                                                                                    1.051                      --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................... 1.607                      --
                                                                                    1.734                      --
                                                                                    1.606                      --
                                                                                    1.476                      --
                                                                                    1.406                      --
 Putnam VT International Equity Subaccount (Class IB) (5/01)....................... 2.249                      --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
                                                                   2006   1.663           2.081                     --
                                                                   2005   1.514           1.663                     --
                                                                   2004   1.331           1.514                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........... 2007   2.296           2.448                     --
                                                                   2006   1.999           2.296                     --
                                                                   2005   1.907           1.999                     --
                                                                   2004   1.543           1.907                     --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (9/00)............. 2006   1.444           1.535                     --
                                                                   2005   1.356           1.444                 13,099
                                                                   2004   1.300           1.356                  7,698
 Travelers Convertible Securities Subaccount (5/98)............... 2006   1.251           1.332                     --
                                                                   2005   1.273           1.251                     --
                                                                   2004   1.223           1.273                     --
 Travelers Disciplined Mid Cap Stock Subaccount (6/97)............ 2006   1.717           1.872                     --
                                                                   2005   1.560           1.717                     --
                                                                   2004   1.368           1.560                     --
 Travelers Equity Income Subaccount (12/96)....................... 2006   1.488           1.561                     --
                                                                   2005   1.454           1.488                656,671
                                                                   2004   1.352           1.454                468,296
 Travelers Federated High Yield Subaccount (1/97)................. 2006   1.289           1.320                     --
                                                                   2005   1.284           1.289                     --
                                                                   2004   1.187           1.284                     --
 Travelers Federated Stock Subaccount (1/97)...................... 2006   1.452           1.501                     --
                                                                   2005   1.408           1.452                     --
                                                                   2004   1.301           1.408                     --
 Travelers Large Cap Subaccount (12/96)........................... 2006   1.396           1.436                     --
                                                                   2005   1.312           1.396                342,618
                                                                   2004   1.257           1.312                217,440
 Travelers Mercury Large Cap Core Subaccount (5/98)............... 2006   1.541           1.633                     --
                                                                   2005   1.404           1.541                     --
                                                                   2004   1.237           1.404                     --
 Travelers MFS(R) Mid Cap Growth Subaccount (4/98)................ 2006   1.524           1.610                     --
                                                                   2005   1.510           1.524                     --
                                                                   2004   1.351           1.510                     --
 Travelers MFS(R) Total Return Subaccount (1/97).................. 2006   1.290           1.330                     --
                                                                   2005   1.280           1.290                379,110
                                                                   2004   1.172           1.280                 19,883
 Travelers MFS(R) Value Subaccount (5/00)......................... 2006   1.354           1.461                     --
                                                                   2005   1.299           1.354                     --
                                                                   2004   1.166           1.299                     --
 Travelers Mondrian International Stock Subaccount (12/96)........ 2006   1.604           1.840                     --
                                                                   2005   1.496           1.604                     --
                                                                   2004   1.320           1.496                     --
 Travelers Pioneer Fund Subaccount (5/03)......................... 2006   1.368           1.449                     --
                                                                   2005   1.318           1.368                     --
                                                                   2004   1.211           1.318                     --
 Travelers Pioneer Strategic Income Subaccount (12/96)............ 2006   1.275           1.285                     --
                                                                   2005   1.256           1.275                     --
                                                                   2004   1.156           1.256                     --
 Travelers Quality Bond Subaccount (12/96)........................ 2006   1.051           1.039                     --
                                                                   2005   1.056           1.051                     --
                                                                   2004   1.044           1.056                     --
 Travelers Strategic Equity Subaccount (12/96).................... 2006   1.418           1.477                     --
                                                                   2005   1.419           1.418                     --
                                                                   2004   1.315           1.419                     --
 Travelers U.S. Government Securities Subaccount (5/04)........... 2006   1.070           1.030                     --
                                                                   2005   1.048           1.070                     --
                                                                   2004   1.000           1.048                     --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............. 2009   1.065           1.031                     --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                2008   1.694           1.065              2,413,266
                                                                2007   1.771           1.694              2,712,269
                                                                2006   1.559           1.771              2,748,141
                                                                2005   1.529           1.559              2,792,210
                                                                2004   1.330           1.529              2,011,054
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........ 2009   0.873           0.893                     --
                                                                2008   1.566           0.873                131,457
                                                                2007   1.422           1.566                130,572
                                                                2006   1.360           1.422                156,066
                                                                2005   1.288           1.360                179,318
                                                                2004   1.267           1.288                189,433

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Global Allocation V.I. Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Balanced Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mercury Large-Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                      FORMER NAME                                             NEW NAME
------------------------------------------------------ -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Foreign Securities Fund                     Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                             MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                    WMC Large Cap Research Portfolio
 Janus Forty Portfolio                                 ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio                   Invesco Mid Cap Value Portfolio
METROPOLITAN SERIES FUND                               METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio                       WMC Balanced Portfolio
 Davis Venture Value Portfolio                         WMC Core Equity Opportunities Portfolio

UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.


         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio

UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------
A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-06-07-10-11

                       PIONEER ANNUISTAR(SM) PLUS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Plus Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Rising Dividends VIP Fund
  Franklin Small-Mid Cap Growth VIP Fund
  Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable Equity Income Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class B
  Invesco Comstock Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class E
  T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Capital Appreciation Portfolio -- Class E
  BlackRock Money Market Portfolio -- Class A
  Jennison Growth Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class B
  MFS(R) Value Portfolio -- Class B
  Neuberger Berman Genesis Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Mid Cap Value VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

  Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, -2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge*............................     1.40%              1.55%             1.75%
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.75%              1.90%             2.10%
Optional GMAB Charge..........................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.......................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE............     1.50%(6)           1.50%(6)          1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE.............     1.50%(6)           1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (SINGLE LIFE OPTION) ONLY SELECTED...........................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (JOINT LIFE OPTION) ONLY SELECTED............................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.00%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (SINGLE LIFE OPTION) SELECTED.......................     3.25%              3.40%             3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (JOINT LIFE OPTION) SELECTED........................     3.25%              3.40%             3.60%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class E.
(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:



              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                GMWB I                        0.40%
                GMWB II                       0.50%
  GMWB for Life (Single Life Option)          0.65%
   GMWB for Life (Joint Life Option)          0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............    0.60%         0.25%        0.01%
 Franklin Small-Mid Cap Growth VIP Fund...........    0.77%         0.25%        0.03%
 Templeton Foreign VIP Fund.......................    0.64%         0.25%        0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%         0.25%        0.05%
 ClearBridge Variable Equity Income
  Portfolio.......................................    0.75%         0.25%        0.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%         0.25%        0.09%
 Invesco Comstock Portfolio -- Class B............    0.57%         0.25%        0.02%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.87%         0.25%        0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%         0.25%        0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%         0.25%        0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%         0.25%        0.03%
 Pioneer Fund Portfolio -- Class B................    0.65%         0.25%        0.05%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.57%         0.15%        0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%         0.15%        0.02%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%         0.15%        0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............   --             0.86%       --               0.86%
 Franklin Small-Mid Cap Growth VIP Fund...........   --             1.05%       --               1.05%
 Templeton Foreign VIP Fund.......................   --             1.03%       --               1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             1.05%     0.00%              1.05%
 ClearBridge Variable Equity Income
  Portfolio.......................................   --             1.06%     0.00%              1.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.02%       --               1.02%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................   --             1.27%     0.01%              1.26%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%              0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%              0.97%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class B................   --             0.95%     0.04%              0.91%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.78%       --               0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%       --               0.74%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.86%     0.01%              0.85%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --           0.02%
 Jennison Growth Portfolio -- Class B............    0.60%     0.25%          0.02%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%     0.25%          0.01%
 MFS(R) Total Return Portfolio -- Class B........    0.55%     0.25%          0.04%
 MFS(R) Value Portfolio -- Class B...............    0.70%     0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............    0.65%     0.25%          0.06%
 Pioneer Real Estate Shares VCT Portfolio........    0.80%     0.25%          0.22%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%            0.33%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.07%            0.80%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --             0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --             0.98%
 MFS(R) Total Return Portfolio -- Class B........   --             0.84%       --             0.84%
 MFS(R) Value Portfolio -- Class B...............   --             0.97%     0.14%            0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.01%            1.07%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............   --             0.96%       --             0.96%
 Pioneer Real Estate Shares VCT Portfolio........   --             1.27%       --             1.27%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                      INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- --------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund    Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
                                      with preservation of capital as an
                                      important consideration.
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Equity Income      Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio                              Long-term capital appreciation is a     LLC
                                        secondary objective.                    Subadviser: ClearBridge Investments,
                                                                                LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --       Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Invesco Comstock Portfolio --           Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Research International           Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity               Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --         Seeks maximum total return,             MetLife Advisers, LLC
 Class B                                consistent with the preservation of     Subadviser: Pacific Investment
                                        capital and prudent investment          Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class B       Seeks reasonable income and capital     MetLife Advisers, LLC
                                        growth.                                 Subadviser: Pioneer Investment
                                                                                Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.   MetLife Advisers, LLC
 Class E                                                                        Subadviser: Pioneer Investment
                                                                                Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio -- Class E                   by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income      Inc.
                                        is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation          Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income    MetLife Advisers, LLC
 Class A                                consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                        capital.
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- ------------------------------------
MetLife Asset Allocation 60           Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
MetLife Asset Allocation 80           Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Total Return Portfolio --      Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                              investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio -- Class B     Seeks capital appreciation.              MetLife Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis              Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                 principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                               Management LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
Pioneer Real Estate Shares VCT        Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                            Current income is a secondary            Subadviser: AEW Capital
                                      objective.                               Management, L.P.

Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth VIP Fund, Templeton Foreign VIP Fund, BlackRock High Yield Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.

                                LIVING BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")


The list of Permitted Variable Funding Options in this section has been modified.


               PERMITTED VARIABLE FUNDING OPTIONS
     ------------------------------------------------------
     LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Equity Income Portfolio
     MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio - Class B
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class E
     METROPOLITAN SERIES FUND
     BlackRock Money Market Portfolio -- Class A
     MetLife Asset Allocation 60 Portfolio - Class B
     MetLife Asset Allocation 80 Portfolio - Class B
     MFS(R) Total Return Portfolio -- Class B

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


Below is a list of Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.



           CLASS B SUBACCOUNTS/UNDERLYING FUNDS
     ------------------------------------------------
     MET INVESTORS SERIES TRUST
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class E
     METROPOLITAN SERIES FUND
     BlackRock Money Market Portfolio -- Class A
     MetLife Asset Allocation 60 Portfolio - Class B
     MetLife Asset Allocation 80 Portfolio - Class B
     MFS(R) Total Return Portfolio -- Class B

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of

MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.432
                                                                                    2006   1.371
                                                                                    2005   1.283
                                                                                    2004   1.225
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.728
                                                                                    2007   1.606
                                                                                    2006   1.470
                                                                                    2005   1.391
                                                                                    2004   1.244
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.695
                                                                                    2012   1.537
                                                                                    2011   1.473
                                                                                    2010   1.240
                                                                                    2009   1.073
                                                                                    2008   1.495
                                                                                    2007   1.561
                                                                                    2006   1.353
                                                                                    2005   1.329
                                                                                    2004   1.216
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.823
                                                                                    2012   1.670
                                                                                    2011   1.782
                                                                                    2010   1.418
                                                                                    2009   1.003
                                                                                    2008   1.772
                                                                                    2007   1.618
                                                                                    2006   1.512
                                                                                    2005   1.465
                                                                                    2004   1.335
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.994
                                                                                    2012   1.713
                                                                                    2011   1.947
                                                                                    2010   1.824
                                                                                    2009   1.352
                                                                                    2008   2.303
                                                                                    2007   2.026
                                                                                    2006   1.694
                                                                                    2005   1.562
                                                                                    2004   1.338
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.744
                                                                                    2012   1.495
                                                                                    2011   1.486
                                                                                    2010   1.210
                                                                                    2009   0.916
                                                                                    2008   1.566
                                                                                    2007   1.625



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 1.527                      --
                                                                                    1.432               2,648,635
                                                                                    1.371               2,458,869
                                                                                    1.283               2,566,004
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 1.708                      --
                                                                                    1.728                 832,107
                                                                                    1.606                 946,113
                                                                                    1.470                 900,744
                                                                                    1.391                 644,242
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2.164               1,777,612
                                                                                    1.695               2,277,088
                                                                                    1.537               2,541,401
                                                                                    1.473               2,411,278
                                                                                    1.240               2,605,955
                                                                                    1.073               3,339,564
                                                                                    1.495               4,448,571
                                                                                    1.561               4,877,638
                                                                                    1.353               4,604,965
                                                                                    1.329               3,383,245
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2.480               1,285,702
                                                                                    1.823               1,452,326
                                                                                    1.670               1,895,133
                                                                                    1.782               2,269,287
                                                                                    1.418               2,472,014
                                                                                    1.003               2,303,395
                                                                                    1.772               2,549,028
                                                                                    1.618               1,746,560
                                                                                    1.512               1,440,790
                                                                                    1.465               1,033,441
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2.415               1,440,660
                                                                                    1.994               1,714,677
                                                                                    1.713               2,083,263
                                                                                    1.947               2,300,173
                                                                                    1.824               2,629,076
                                                                                    1.352               2,896,518
                                                                                    2.303               3,412,070
                                                                                    2.026               3,233,201
                                                                                    1.694               2,820,754
                                                                                    1.562               1,643,650
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2.530                 953,285
                                                                                    1.744                 925,934
                                                                                    1.495               1,088,048
                                                                                    1.486               1,189,969
                                                                                    1.210               1,406,061
                                                                                    0.916               1,609,646
                                                                                    1.566               1,848,012

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)......... 2013   1.584
                                                                                2012   1.400
                                                                                2011   1.515
                                                                                2010   1.320
                                                                                2009   1.036
                                                                                2008   1.659
                                                                                2007   1.732
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 2013   1.395
                                                                                2012   1.242
                                                                                2011   1.171
                                                                                2010   1.061
                                                                                2009   0.878
                                                                                2008   1.372
                                                                                2007   1.367
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 2007   1.203
                                                                                2006   1.037
                                                                                2005   0.977
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 2007   1.334
                                                                                2006   1.207
                                                                                2005   1.191
                                                                                2004   1.115
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.585
                                                                                2006   1.453
                                                                                2005   1.346
                                                                                2004   1.257
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.860
                                                                                2012   1.621
                                                                                2011   1.609
                                                                                2010   1.522
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.888
                                                                                2008   1.574
                                                                                2007   1.508
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 2013   1.895
                                                                                2012   1.649
                                                                                2011   1.876
                                                                                2010   1.710
                                                                                2009   1.320
                                                                                2008   2.326
                                                                                2007   2.214
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.078
                                                                                2012   1.040
                                                                                2011   1.115
                                                                                2010   0.922
                                                                                2009   0.685
                                                                                2008   1.083
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.894
                                                                                2011   0.920
                                                                                2010   0.854
                                                                                2009   0.604
                                                                                2008   1.134
                                                                                2007   1.008
                                                                                2006   0.994
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.090
                                                                                2012   0.913
                                                                                2011   1.013
                                                                                2010   0.887
                                                                                2009   0.645
                                                                                2008   1.101
                                                                                2007   1.052
                                                                                2006   0.996
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.603
                                                                                2012   1.490
                                                                                2011   1.497



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)......... 2.062                 510,010
                                                                                1.584                 559,813
                                                                                1.400                 621,136
                                                                                1.515                 793,654
                                                                                1.320                 960,678
                                                                                1.036                 998,096
                                                                                1.659               1,225,268
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 1.726                 596,042
                                                                                1.395                 802,498
                                                                                1.242                 966,194
                                                                                1.171               1,464,905
                                                                                1.061               1,628,822
                                                                                0.878               2,526,645
                                                                                1.372               2,803,309
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 1.261                      --
                                                                                1.203                 124,478
                                                                                1.037                  11,941
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 1.372                      --
                                                                                1.334               2,813,838
                                                                                1.207               2,447,656
                                                                                1.191               2,020,490
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 1.640                      --
                                                                                1.585               1,987,471
                                                                                1.453               1,763,294
                                                                                1.346               1,762,703
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2.003               4,062,753
                                                                                1.860               5,519,026
                                                                                1.621               6,792,409
                                                                                1.609               8,016,351
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 0.844                      --
                                                                                0.888               2,550,940
                                                                                1.574               2,922,488
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 2.225               1,304,709
                                                                                1.895               1,599,937
                                                                                1.649               1,791,610
                                                                                1.876               1,929,042
                                                                                1.710               2,172,868
                                                                                1.320               1,489,970
                                                                                2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.168                      --
                                                                                1.078               3,042,023
                                                                                1.040               3,337,591
                                                                                1.115               3,716,664
                                                                                0.922               3,990,754
                                                                                0.685               2,711,797
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 1.005                      --
                                                                                0.894               3,671,237
                                                                                0.920               4,410,622
                                                                                0.854               5,165,344
                                                                                0.604               3,561,873
                                                                                1.134               3,917,570
                                                                                1.008               4,225,486
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 1.364               2,101,336
                                                                                1.090               2,614,232
                                                                                0.913               3,092,017
                                                                                1.013               3,351,427
                                                                                0.887               3,797,293
                                                                                0.645               5,083,679
                                                                                1.101               6,913,233
                                                                                1.052               7,808,887
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 1.548               6,433,826
                                                                                1.603               8,842,108
                                                                                1.490               9,215,698

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.509
                                                                                2012   1.389
                                                                                2011   1.578
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.638
                                                                                2012   1.493
                                                                                2011   1.465
                                                                                2010   1.328
                                                                                2009   1.086
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.293
                                                                                2012   1.150
                                                                                2011   1.285
                                                                                2010   1.091
                                                                                2009   0.867
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   1.022
                                                                                2012   1.038
                                                                                2011   1.055
                                                                                2010   1.071
                                                                                2009   1.083
                                                                                2008   1.069
                                                                                2007   1.034
                                                                                2006   1.011
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.963
                                                                                2012   1.000
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2013   1.166
                                                                                2012   1.064
                                                                                2011   1.058
                                                                                2010   0.978
                                                                                2009   0.840
                                                                                2008   1.099
                                                                                2007   1.117
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.177
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.002
                                                                                2005   0.989
                                                                                2004   0.994
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.337
                                                                                2005   1.294
                                                                                2004   1.233
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.858
                                                                                2005   1.654
                                                                                2004   1.413
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.028
                                                                                2006   1.012
                                                                                2005   1.010
                                                                                2004   0.995
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.998
                                                                                2005   1.002
                                                                                2004   1.025
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.167
                                                                                2005   1.143
                                                                                2004   1.110
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.320
                                                                                2010   1.230
                                                                                2009   1.065
                                                                                2008   1.092
                                                                                2007   1.079



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 1.972               1,625,287
                                                                                1.509               2,100,849
                                                                                1.389               2,570,316
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.635               6,289,123
                                                                                1.638               7,794,736
                                                                                1.493               8,520,374
                                                                                1.465               9,951,087
                                                                                1.328              10,244,403
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 1.707                 890,153
                                                                                1.293               1,139,583
                                                                                1.150               1,575,783
                                                                                1.285               2,049,756
                                                                                1.091               1,993,238
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 1.007              10,018,131
                                                                                1.022              12,543,678
                                                                                1.038              13,039,890
                                                                                1.055              14,271,296
                                                                                1.071              16,182,132
                                                                                1.083              23,360,395
                                                                                1.069              14,341,336
                                                                                1.034               9,629,261
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 1.296               2,530,340
                                                                                0.963               3,136,059
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.363               1,958,493
                                                                                1.166               2,414,691
                                                                                1.064               2,485,648
                                                                                1.058               2,690,661
                                                                                0.978               2,944,278
                                                                                0.840               1,287,130
                                                                                1.099               1,389,767
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 1.468               2,660,872
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 1.011                      --
                                                                                1.002               8,603,519
                                                                                0.989               7,376,686
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 1.397                      --
                                                                                1.337               2,686,991
                                                                                1.294               1,953,298
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2.022                      --
                                                                                1.858               3,678,397
                                                                                1.654               2,610,275
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.067                      --
                                                                                1.028               4,768,839
                                                                                1.012               6,794,346
                                                                                1.010               4,139,097
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.123                      --
                                                                                0.998                 232,637
                                                                                1.002                 163,053
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.243                      --
                                                                                1.167               2,704,035
                                                                                1.143               3,405,177
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.349                      --
                                                                                1.320               4,605,978
                                                                                1.230               4,848,558
                                                                                1.065               3,503,527
                                                                                1.092               3,804,349

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2013   1.103
                                                                                 2012   1.013
                                                                                 2011   1.068
                                                                                 2010   0.993
                                                                                 2009   0.871
                                                                                 2008   1.312
                                                                                 2007   1.252
                                                                                 2006   1.086
                                                                                 2005   0.986
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.251
                                                                                 2006   1.065
                                                                                 2005   0.978
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2006   1.585
                                                                                 2005   1.493
                                                                                 2004   1.283
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.479
                                                                                 2010   1.298
                                                                                 2009   1.055
                                                                                 2008   1.633
                                                                                 2007   1.583
                                                                                 2006   1.381
                                                                                 2005   1.324
                                                                                 2004   1.213
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.747
                                                                                 2008   1.154
                                                                                 2007   1.148
                                                                                 2006   1.041
                                                                                 2005   0.996
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.355
                                                                                 2009   0.860
                                                                                 2008   1.357
                                                                                 2007   1.305
                                                                                 2006   1.224
                                                                                 2005   1.223
                                                                                 2004   1.152
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.750
                                                                                 2008   1.266
                                                                                 2007   1.222
                                                                                 2006   1.085
                                                                                 2005   1.003
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.700
                                                                                 2008   1.394
                                                                                 2007   1.318
                                                                                 2006   1.228
                                                                                 2005   1.208
                                                                                 2004   1.154
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.240
                                                                                 2008   2.295
                                                                                 2007   2.059
                                                                                 2006   1.706
                                                                                 2005   1.504
                                                                                 2004   1.290
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.763
                                                                                 2008   1.257
                                                                                 2007   1.181
                                                                                 2006   1.167
                                                                                 2005   1.095
                                                                                 2004   1.028
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.174
                                                                                 2006   1.106
                                                                                 2005   1.074
                                                                                 2004   1.061
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.095
                                                                                 2008   1.797
                                                                                 2007   1.966
                                                                                 2006   1.749
                                                                                 2005   1.599
                                                                                 2004   1.355



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 1.397               2,432,292
                                                                                 1.103               3,009,187
                                                                                 1.013               3,280,088
                                                                                 1.068               3,808,059
                                                                                 0.993               4,206,784
                                                                                 0.871               3,598,356
                                                                                 1.312               4,044,082
                                                                                 1.252               2,827,528
                                                                                 1.086               1,193,160
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 1.377                      --
                                                                                 1.251                  70,810
                                                                                 1.065                  26,014
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2.015                      --
                                                                                 1.585                  64,918
                                                                                 1.493                  44,760
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 1.582                      --
                                                                                 1.479               3,159,004
                                                                                 1.298               3,570,805
                                                                                 1.055               4,691,252
                                                                                 1.633               5,631,988
                                                                                 1.583               3,751,011
                                                                                 1.381               3,454,934
                                                                                 1.324               5,894,045
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 0.745                      --
                                                                                 0.747               1,704,975
                                                                                 1.154               1,848,001
                                                                                 1.148               1,278,481
                                                                                 1.041                 337,542
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 1.452                      --
                                                                                 1.355               7,476,040
                                                                                 0.860               5,955,607
                                                                                 1.357               7,494,369
                                                                                 1.305               9,697,077
                                                                                 1.224               7,620,435
                                                                                 1.223              12,218,704
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 0.718                      --
                                                                                 0.750               1,159,831
                                                                                 1.266               1,471,687
                                                                                 1.222               1,235,655
                                                                                 1.085                 202,129
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 0.737                      --
                                                                                 0.700               1,382,110
                                                                                 1.394               1,632,565
                                                                                 1.318               1,610,538
                                                                                 1.228               1,726,868
                                                                                 1.208               2,676,216
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 1.133                      --
                                                                                 1.240               1,301,133
                                                                                 2.295               1,649,508
                                                                                 2.059               1,196,732
                                                                                 1.706                 568,600
                                                                                 1.504                 879,341
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 0.786                      --
                                                                                 0.763               2,074,678
                                                                                 1.257               2,476,758
                                                                                 1.181               2,348,224
                                                                                 1.167               1,685,546
                                                                                 1.095                 459,187
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 1.388                      --
                                                                                 1.174               1,226,059
                                                                                 1.106                 936,147
                                                                                 1.074                 371,400
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 1.045                      --
                                                                                 1.095               2,490,140
                                                                                 1.797               2,852,927
                                                                                 1.966               3,129,990
                                                                                 1.749               2,669,108
                                                                                 1.599               1,873,587

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 Pioneer Small Company VCT Subaccount (Class II) (6/03)....................... 2006   1.434
                                                                               2005   1.433
                                                                               2004   1.285
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 2009   1.131
                                                                               2008   1.301
                                                                               2007   1.245
                                                                               2006   1.190
                                                                               2005   1.179
                                                                               2004   1.089
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 2007   1.526
                                                                               2006   1.347
                                                                               2005   1.307
                                                                               2004   1.192
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.962
                                                                               2012   2.694
                                                                               2011   3.582
                                                                               2010   3.147
                                                                               2009   1.837
                                                                               2008   4.474
                                                                               2007   3.190
                                                                               2006   2.391
                                                                               2005   1.764
                                                                               2004   1.510
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.730
                                                                               2012   1.598
                                                                               2011   1.534
                                                                               2010   1.307
                                                                               2009   1.165
                                                                               2008   1.703
                                                                               2007   1.720
                                                                               2006   1.430
                                                                               2005   1.377
                                                                               2004   1.205
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.218
                                                                               2012   1.105
                                                                               2011   1.161
                                                                               2010   1.027
                                                                               2009   0.786
                                                                               2008   1.230
                                                                               2007   1.182
                                                                               2006   1.065
                                                                               2005   0.983
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.241
                                                                               2012   1.130
                                                                               2011   1.172
                                                                               2010   1.045
                                                                               2009   0.807
                                                                               2008   1.190
                                                                               2007   1.144
                                                                               2006   1.050
                                                                               2005   0.993
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.822
                                                                               2012   1.670
                                                                               2011   1.801
                                                                               2010   1.551
                                                                               2009   1.258
                                                                               2008   1.928
                                                                               2007   1.859
                                                                               2006   1.682
                                                                               2005   1.587
                                                                               2004   1.324



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 Pioneer Small Company VCT Subaccount (Class II) (6/03)....................... 1.523                      --
                                                                               1.434                 419,974
                                                                               1.433                 210,149
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 1.197                      --
                                                                               1.131               8,328,257
                                                                               1.301               9,110,661
                                                                               1.245               9,142,180
                                                                               1.190               8,241,194
                                                                               1.179               5,743,172
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 1.528                      --
                                                                               1.526               2,337,917
                                                                               1.347               2,421,565
                                                                               1.307               2,096,510
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2.852                 847,496
                                                                               2.962               1,120,776
                                                                               2.694               1,346,342
                                                                               3.582               1,596,518
                                                                               3.147               1,761,043
                                                                               1.837               1,762,960
                                                                               4.474               2,011,775
                                                                               3.190               1,830,275
                                                                               2.391               1,486,700
                                                                               1.764               1,065,039
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2.194               2,179,154
                                                                               1.730               2,557,034
                                                                               1.598               2,994,484
                                                                               1.534               3,266,040
                                                                               1.307               3,687,192
                                                                               1.165               4,667,821
                                                                               1.703               6,027,323
                                                                               1.720               5,768,509
                                                                               1.430               5,347,969
                                                                               1.377               3,654,987
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 1.430               4,145,668
                                                                               1.218               5,042,778
                                                                               1.105               5,387,864
                                                                               1.161               5,688,750
                                                                               1.027               5,750,319
                                                                               0.786               6,942,526
                                                                               1.230               6,977,094
                                                                               1.182               4,945,595
                                                                               1.065               2,086,772
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 1.421               5,095,981
                                                                               1.241               7,336,704
                                                                               1.130               7,797,111
                                                                               1.172               9,063,688
                                                                               1.045              11,902,467
                                                                               0.807              15,700,518
                                                                               1.190              17,658,937
                                                                               1.144              15,516,288
                                                                               1.050               9,264,900
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2.381               1,017,811
                                                                               1.822               1,275,134
                                                                               1.670               1,644,377
                                                                               1.801               1,925,836
                                                                               1.551               2,087,828
                                                                               1.258               3,000,107
                                                                               1.928               3,743,748
                                                                               1.859               3,474,635
                                                                               1.682               3,388,779
                                                                               1.587               2,347,880

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2013   2.501           2.501           1,061,571
                                                                     2012   2.189           2.501           1,357,583
                                                                     2011   2.025           2.189           1,510,689
                                                                     2010   1.600           2.025           1,739,293
                                                                     2009   1.235           1.600           1,923,485
                                                                     2008   2.035           1.235           1,900,438
                                                                     2007   2.555           2.035           2,341,756
                                                                     2006   1.901           2.555           2,842,057
                                                                     2005   1.681           1.901           2,624,804
                                                                     2004   1.261           1.681           1,854,183



                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   0.985
                                                                                    2006   1.000
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.099
                                                                                    2007   1.036
                                                                                    2006   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.108
                                                                                    2012   1.019
                                                                                    2011   0.989
                                                                                    2010   0.844
                                                                                    2009   0.741
                                                                                    2008   1.046
                                                                                    2007   1.107
                                                                                    2006   1.000
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.032
                                                                                    2012   0.959
                                                                                    2011   1.037
                                                                                    2010   0.836
                                                                                    2009   0.600
                                                                                    2008   1.074
                                                                                    2007   0.994
                                                                                    2006   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.029
                                                                                    2012   0.896
                                                                                    2011   1.032
                                                                                    2010   0.980
                                                                                    2009   0.736
                                                                                    2008   1.271
                                                                                    2007   1.133
                                                                                    2006   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.039
                                                                                    2012   0.903
                                                                                    2011   0.910
                                                                                    2010   0.751
                                                                                    2009   0.576
                                                                                    2008   0.998
                                                                                    2007   1.046
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   0.968
                                                                                    2012   0.867
                                                                                    2011   0.952
                                                                                    2010   0.840
                                                                                    2009   0.668
                                                                                    2008   1.085
                                                                                    2007   1.143



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 1.046           --
                                                                                    0.985           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 1.082           --
                                                                                    1.099           --
                                                                                    1.036           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 1.396           --
                                                                                    1.108           --
                                                                                    1.019           --
                                                                                    0.989           --
                                                                                    0.844           --
                                                                                    0.741           --
                                                                                    1.046           --
                                                                                    1.107           --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 1.385           --
                                                                                    1.032           --
                                                                                    0.959           --
                                                                                    1.037           --
                                                                                    0.836           --
                                                                                    0.600           --
                                                                                    1.074           --
                                                                                    0.994           --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 1.229           --
                                                                                    1.029           --
                                                                                    0.896           --
                                                                                    1.032           --
                                                                                    0.980           --
                                                                                    0.736           --
                                                                                    1.271           --
                                                                                    1.133           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 1.487           --
                                                                                    1.039           --
                                                                                    0.903           --
                                                                                    0.910           --
                                                                                    0.751           --
                                                                                    0.576           --
                                                                                    0.998           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 1.243           --
                                                                                    0.968           --
                                                                                    0.867           --
                                                                                    0.952           --
                                                                                    0.840           --
                                                                                    0.668           --
                                                                                    1.085           --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 2013   1.029
                                                                                2012   0.928
                                                                                2011   0.887
                                                                                2010   0.815
                                                                                2009   0.684
                                                                                2008   1.082
                                                                                2007   1.088
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 2007   1.102
                                                                                2006   1.000
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 2007   1.067
                                                                                2006   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.024
                                                                                2006   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)......................... 2013   1.310
                                                                                2012   1.158
                                                                                2011   1.164
                                                                                2010   1.111
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.594
                                                                                2008   1.068
                                                                                2007   1.033
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 2013   1.001
                                                                                2012   0.883
                                                                                2011   1.018
                                                                                2010   0.941
                                                                                2009   0.736
                                                                                2008   1.315
                                                                                2007   1.263
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   0.910
                                                                                2012   0.890
                                                                                2011   0.968
                                                                                2010   0.811
                                                                                2009   0.610
                                                                                2008   0.975
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.828
                                                                                2011   0.864
                                                                                2010   0.813
                                                                                2009   0.582
                                                                                2008   1.109
                                                                                2007   0.999
                                                                                2006   0.994
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   0.995
                                                                                2012   0.846
                                                                                2011   0.951
                                                                                2010   0.844
                                                                                2009   0.622
                                                                                2008   1.077
                                                                                2007   1.043
                                                                                2006   0.996
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.348
                                                                                2012   1.270
                                                                                2011   1.287
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   0.967
                                                                                2012   0.902
                                                                                2011   1.034
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.379
                                                                                2012   1.274
                                                                                2011   1.268
                                                                                2010   1.165
                                                                                2009   0.961



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 1.256           --
                                                                                1.029           --
                                                                                0.928           --
                                                                                0.887           --
                                                                                0.815           --
                                                                                0.684           --
                                                                                1.082           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 1.150           --
                                                                                1.102           --
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 1.093           --
                                                                                1.067           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 1.055           --
                                                                                1.024           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)......................... 1.392           --
                                                                                1.310           --
                                                                                1.158           --
                                                                                1.164           --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 0.562           --
                                                                                0.594           --
                                                                                1.068           --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 1.160           --
                                                                                1.001           --
                                                                                0.883           --
                                                                                1.018           --
                                                                                0.941           --
                                                                                0.736           --
                                                                                1.315           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 0.983           --
                                                                                0.910           --
                                                                                0.890           --
                                                                                0.968           --
                                                                                0.811           --
                                                                                0.610           --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 0.927           --
                                                                                0.828           --
                                                                                0.864           --
                                                                                0.813           --
                                                                                0.582           --
                                                                                1.109           --
                                                                                0.999           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 1.229           --
                                                                                0.995           --
                                                                                0.846           --
                                                                                0.951           --
                                                                                0.844           --
                                                                                0.622           --
                                                                                1.077           --
                                                                                1.043           --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 1.284           --
                                                                                1.348           --
                                                                                1.270           --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 1.246           --
                                                                                0.967           --
                                                                                0.902           --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.359           --
                                                                                1.379           --
                                                                                1.274           --
                                                                                1.268           --
                                                                                1.165           --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   0.820
                                                                                2012   0.740
                                                                                2011   0.837
                                                                                2010   0.720
                                                                                2009   0.578
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.927
                                                                                2012   0.955
                                                                                2011   0.983
                                                                                2010   1.012
                                                                                2009   1.037
                                                                                2008   1.038
                                                                                2007   1.017
                                                                                2006   1.004
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.880
                                                                                2012   0.920
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2013   1.065
                                                                                2012   0.985
                                                                                2011   0.993
                                                                                2010   0.931
                                                                                2009   0.810
                                                                                2008   1.074
                                                                                2007   1.102
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   0.989
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.000
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.000
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.005
                                                                                2006   1.000
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   1.000
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.000
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.265
                                                                                2010   1.195
                                                                                2009   1.049
                                                                                2008   1.089
                                                                                2007   1.079
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   0.893
                                                                                2012   0.832
                                                                                2011   0.889
                                                                                2010   0.837
                                                                                2009   0.745
                                                                                2008   1.137
                                                                                2007   1.100
                                                                                2006   1.000
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.106
                                                                                2006   1.000
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.000
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   0.973
                                                                                2010   0.866
                                                                                2009   0.713
                                                                                2008   1.119
                                                                                2007   1.099
                                                                                2006   1.000
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.680
                                                                                2008   1.065
                                                                                2007   1.073
                                                                                2006   1.000



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 1.068                     --
                                                                                0.820                     --
                                                                                0.740                     --
                                                                                0.837                     --
                                                                                0.720                     --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 0.901                     --
                                                                                0.927                     --
                                                                                0.955                     --
                                                                                0.983                     --
                                                                                1.012                     --
                                                                                1.037                     --
                                                                                1.038                     --
                                                                                1.017                144,557
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 1.169                     --
                                                                                0.880                     --
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.228                     --
                                                                                1.065                     --
                                                                                0.985                     --
                                                                                0.993                     --
                                                                                0.931                     --
                                                                                0.810                     --
                                                                                1.074                136,677
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 1.223                     --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 1.004                     --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 1.005                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 1.033                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.031                     --
                                                                                1.005                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.084                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.030                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.287                     --
                                                                                1.265                     --
                                                                                1.195                     --
                                                                                1.049                     --
                                                                                1.089                     --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 1.116                     --
                                                                                0.893                     --
                                                                                0.832                     --
                                                                                0.889                     --
                                                                                0.837                     --
                                                                                0.745                     --
                                                                                1.137                     --
                                                                                1.100                     --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 1.204                     --
                                                                                1.106                     --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 1.190                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 1.036                     --
                                                                                0.973                     --
                                                                                0.866                     --
                                                                                0.713                     --
                                                                                1.119                     --
                                                                                1.099                     --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 0.675                     --
                                                                                0.680                     --
                                                                                1.065                     --
                                                                                1.073                     --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.040
                                                                                 2009   0.669
                                                                                 2008   1.070
                                                                                 2007   1.043
                                                                                 2006   1.000
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.639
                                                                                 2008   1.093
                                                                                 2007   1.070
                                                                                 2006   1.000
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.544
                                                                                 2008   1.100
                                                                                 2007   1.054
                                                                                 2006   1.000
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.657
                                                                                 2008   1.234
                                                                                 2007   1.121
                                                                                 2006   1.000
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.618
                                                                                 2008   1.031
                                                                                 2007   0.982
                                                                                 2006   1.000
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.003
                                                                                 2006   1.000
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.561
                                                                                 2008   0.933
                                                                                 2007   1.035
                                                                                 2006   1.000
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.000
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   0.909
                                                                                 2008   1.060
                                                                                 2007   1.028
                                                                                 2006   1.000
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.080
                                                                                 2006   1.000
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 2013   1.010
                                                                                 2012   0.932
                                                                                 2011   1.256
                                                                                 2010   1.118
                                                                                 2009   0.661
                                                                                 2008   1.633
                                                                                 2007   1.180
                                                                                 2006   1.000
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)......................... 2013   1.066
                                                                                 2012   0.999
                                                                                 2011   0.972
                                                                                 2010   0.839
                                                                                 2009   0.758
                                                                                 2008   1.123
                                                                                 2007   1.150
                                                                                 2006   1.000
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)............ 2013   1.007
                                                                                 2012   0.927
                                                                                 2011   0.986
                                                                                 2010   0.885
                                                                                 2009   0.686
                                                                                 2008   1.089
                                                                                 2007   1.060
                                                                                 2006   1.000
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05).......... 2013   1.049
                                                                                 2012   0.968
                                                                                 2011   1.018
                                                                                 2010   0.920
                                                                                 2009   0.720
                                                                                 2008   1.076
                                                                                 2007   1.049
                                                                                 2006   1.000



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 1.110                     --
                                                                                 1.040                     --
                                                                                 0.669                     --
                                                                                 1.070                     --
                                                                                 1.043                     --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 0.609                     --
                                                                                 0.639                     --
                                                                                 1.093                     --
                                                                                 1.070                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 0.571                     --
                                                                                 0.544                     --
                                                                                 1.100                     --
                                                                                 1.054                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 0.598                     --
                                                                                 0.657                     --
                                                                                 1.234                     --
                                                                                 1.121                     --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 0.634                     --
                                                                                 0.618                     --
                                                                                 1.031                     --
                                                                                 0.982                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 1.173                     --
                                                                                 1.003                     --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 0.533                     --
                                                                                 0.561                     --
                                                                                 0.933                     --
                                                                                 1.035                     --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 0.986                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 0.958                     --
                                                                                 0.909                     --
                                                                                 1.060                     --
                                                                                 1.028                     --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 1.069                     --
                                                                                 1.080                     --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 0.960                     --
                                                                                 1.010                     --
                                                                                 0.932                     --
                                                                                 1.256                     --
                                                                                 1.118                     --
                                                                                 0.661                     --
                                                                                 1.633                     --
                                                                                 1.180                     --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)......................... 1.335                     --
                                                                                 1.066                     --
                                                                                 0.999                     --
                                                                                 0.972                     --
                                                                                 0.839                     --
                                                                                 0.758                     --
                                                                                 1.123                     --
                                                                                 1.150                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)............ 1.167                 95,067
                                                                                 1.007                 95,251
                                                                                 0.927                350,066
                                                                                 0.986                346,157
                                                                                 0.885                341,559
                                                                                 0.686                341,852
                                                                                 1.089                335,694
                                                                                 1.060                268,213
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05).......... 1.185                     --
                                                                                 1.049                     --
                                                                                 0.968                 67,162
                                                                                 1.018                 67,162
                                                                                 0.920                 67,162
                                                                                 0.720                 67,162
                                                                                 1.076                 67,162
                                                                                 1.049                 67,162

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2013   0.961           1.239           --
                                                                     2012   0.893           0.961           --
                                                                     2011   0.976           0.893           --
                                                                     2010   0.852           0.976           --
                                                                     2009   0.700           0.852           --
                                                                     2008   1.088           0.700           --
                                                                     2007   1.064           1.088           --
                                                                     2006   1.000           1.064           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2013   1.124           1.108           --
                                                                     2012   0.997           1.124           --
                                                                     2011   0.935           0.997           --
                                                                     2010   0.748           0.935           --
                                                                     2009   0.586           0.748           --
                                                                     2008   0.978           0.586           --
                                                                     2007   1.245           0.978           --
                                                                     2006   1.000           1.245           --

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                      FORMER NAME                                             NEW NAME
------------------------------------------------------ -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Rising Dividends Securities Fund             Franklin Rising Dividends VIP Fund
 Franklin Small-Mid Cap Growth Securities Fund         Franklin Small-Mid Cap Growth VIP Fund
 Templeton Foreign Securities Fund                     Templeton Foreign VIP Fund

UNDERLYING FUND SUBSTITUTIONS
The following former Underlying Funds were replaced by the new Underlying
Funds.


             FORMER UNDERLYING FUND/TRUST                     NEW UNDERLYING FUND/TRUST
----------------------------------------------------- -----------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio         T. Rowe Price Large Cap Value Portfolio
PIONEER VARIABLE CONTRACTS TRUST                      METROPOLITAN SERIES FUND
 Pioneer Disciplined Value VCT Portfolio              MFS(R) Value Portfolio
 Pioneer Ibbotson Growth Allocation VCT Portfolio     MetLife Asset Allocation 80 Portfolio
 Pioneer Ibbotson Moderate Allocation VCT Portfolio   MetLife Asset Allocation 60 Portfolio
PIONEER VARIABLE CONTRACTS TRUST                      MET INVESTORS SERIES TRUST
 Pioneer Emerging Markets VCT Portfolio               MFS(R) Emerging Markets Equity Portfolio
 Pioneer Equity Income VCT Portfolio                  Invesco Comstock Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------
A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-70-71-75

                      THIS PAGE INTENTIONALLY LEFT BLANK.